UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Growth Opportunities Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 100.17%
Basic Industry/Capital Goods – 9.53%
*†Agrium	7,700	$383,383
Cliffs Natural Resources	5,400	174,744
Flowserve	4,900	482,846
Joy Global	10,100	494,294
†Mettler-Toledo International	2,400	217,416
†Quanta Services	14,600	323,098
Roper Industries	9,100	463,918
		2,539,699
Business Services – 10.51%
†Corrections Corporation of America	17,700	400,905
Dun & Bradstreet	4,300	323,876
Expeditors International of Washington	11,900	418,285
†Fiserv	9,300	448,260
Global Payments	9,400	438,980
†Hewitt Associates Class A	11,700	426,231
†Iron Mountain	12,900	343,914
		2,800,451
Consumer Durables – 1.53%
†LKQ	22,000	407,880
		407,880
Consumer Non-Durables – 15.30%
†Amazon.com	5,400	504,144
American Eagle Outfitters	16,100	271,446
†Chico's FAS	35,800	465,400
Coach	13,800	454,296
†Dollar Tree	15,600	759,408
Flowers Foods	17,450	458,761
Gap	18,400	393,760
†Urban Outfitters	25,500	769,335
		4,076,550
Consumer Services – 3.01%
DeVry	7,200	398,304
Host Hotels & Resorts	18,500	217,745
*†Wynn Resorts	2,600	184,314
		800,363
Energy – 8.58%
Chesapeake Energy	14,500	411,800
*Core Laboratories	3,797	391,433
*Diamond Offshore Drilling	3,500	334,320
*†First Solar	1,800	275,148
†National Oilwell Varco	9,200	396,796
Noble Energy	7,200	474,912
		2,284,409
Financials – 7.53%
†Affiliated Managers Group	4,100	266,541
Aon	6,000	244,140
*†Artio Global Investors	10,300	269,345
Federated Investors Class B	9,300	245,241
Hanover Insurance Group	6,200	256,246
†IntercontinentalExchange	2,900	281,851
Northern Trust	3,500	203,560
People's United Financial	15,400	239,624
		2,006,548
Health Care – 17.81%
†@Abraxis BioScience	2,600	94,588
Aetna	20,900	581,647
Becton, Dickinson	7,300	509,175
†Biogen Idec	8,900	449,628
Cardinal Health	26,800	718,240
†CareFusion	27,900	608,220
†Charles River Laboratories International	13,600	502,928
†Savient Pharmaceuticals	35,900	545,680
†Stericycle	4,200	203,490
Stryker	11,700	531,531
		4,745,127
Technology – 24.07%
†Activision Blizzard	30,100	372,939
†Akamai Technologies	21,100	415,248
†American Tower Class A	11,100	404,040
ASML Holding	12,221	361,375
†Avago Technologies	15,600	266,292

†Brocade Communications Systems	73,400	576,924
†CommScope	22,700	679,411
†F5 Networks	12,400	491,412
†Lam Research	11,300	386,008
†LSI	72,900	400,221
†Nuance Communications	35,000	523,600
†Polycom	15,000	401,250
†Red Hat	16,300	450,532
†Riverbed Technology	12,200	267,912
*†Sybase	10,700	416,230
		6,413,394
Transportation – 1.74%
*Hunt (J.B.) Transport Services	14,400	462,672
		462,672
Utilities – 0.56%
ITC Holdings	3,300	149,985
		149,985
Total Common Stock (cost $21,366,882)		26,687,078

	Principal
	Amount
≠Discount Notes – 0.69%
Fannie Mae 0.04% 10/14/09	$109,330	109,328
Federal Home Loan Bank
0.001% 10/1/09	43,670	43,670
0.01% 10/9/09	8,950	8,950
0.03% 10/28/09	2,994	2,994
0.04% 10/30/09	17,901	17,901
Total Discount Notes (cost $182,843)		182,843

Total Value of Securities Before Securities Lending Collateral – 100.86%
(cost $21,549,725)		26,869,921

	Number of
	Shares
Securities Lending Collateral** – 8.43%
Investment Companies
Mellon GSL DBT II Collateral Fund	554,645	554,645
BNY Mellon SL DBT II Liquidating Fund	1,712,308	1,692,103
†@Mellon GSL Reinvestment Trust II	83,589	8
Total Securities Lending Collateral (cost $2,350,542)		2,246,756

Total Value of Securities – 109.29%
(cost $23,900,267)		29,116,677 ©
Obligation to Return Securities Lending Collateral** – (8.82%)		(2,350,542)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.47%)		(124,694)
Net Assets Applicable to 1,762,306 Shares Outstanding – 100.00%		$26,641,441

†Non income producing security.
*Fully or partially on loan.
**See Note 3 in "Notes."
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $94,596 which represented 0.36% of the Series’ net assets. See Note 4 in “Notes."
©Includes $2,293,396 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust – Delaware VIP Growth Opportunities Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$24,115,181
Aggregate unrealized appreciation	5,414,102
Aggregate unrealized depreciation	(412,606)
Net unrealized appreciation	$5,001,496

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $1,717,628 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$26,687,078	$-	$-	$26,687,078
Short-Term	-	182,843	-	182,843
Securities Lending Collateral	554,645	1,692,103	8	2,246,756
Total	$27,241,723	$1,874,946	$8	$29,116,677

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$2,758
Net change in unrealized
appreciation/depreciation	(2,750)
Balance as of 9/30/09	$8

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(2,750)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $2,293,396, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Value Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 96.94%
Consumer Discretionary – 6.55%
Gap	665,400	$14,239,560
Mattel	924,500	17,066,270
		31,305,830
Consumer Staples – 17.65%
Archer-Daniels-Midland	527,500	15,413,550
CVS Caremark	419,500	14,992,930
*Heinz (H.J.)	354,900	14,107,275
Kimberly-Clark	247,900	14,621,142
*Kraft Foods Class A	495,200	13,008,904
Safeway	619,700	12,220,484
		84,364,285
Energy – 9.63%
*Chevron	187,200	13,184,496
ConocoPhillips	288,300	13,019,628
Marathon Oil	462,100	14,740,990
†National Oilwell Varco	118,100	5,093,653
		46,038,767
Financials – 9.50%
Allstate	461,300	14,125,006
Bank of New York Mellon	487,200	14,123,928
Travelers	348,100	17,136,963
		45,385,897
Health Care – 20.29%
Bristol-Myers Squibb	642,000	14,457,840
Cardinal Health	539,500	14,458,600
Johnson & Johnson	226,600	13,797,674
*Merck	506,700	16,026,921
*Pfizer	706,100	11,685,955
Quest Diagnostics	256,400	13,381,516
Wyeth	270,600	13,145,748
		96,954,254
Industrials – 5.65%
*Northrop Grumman	253,900	13,139,325
*Waste Management	465,000	13,866,300
		27,005,625
Information Technology – 12.88%
Intel	830,900	16,260,713
International Business Machines	141,800	16,960,698
Motorola	1,691,700	14,531,703
Xerox	1,783,900	13,807,386
		61,560,500
Materials – 3.14%
*duPont (E.I.) deNemours	466,300	14,986,882
		14,986,882
Telecommunications – 5.99%
AT&T	538,124	14,534,729
Verizon Communications	464,900	14,072,523
		28,607,252
Utilities – 5.66%
Edison International	409,700	13,757,726
Progress Energy	340,400	13,296,024
		27,053,750
Total Common Stock (cost $449,480,511)		463,263,042

	Principal
	Amount
≠Discount Notes – 2.97%
Fannie Mae 0.04% 10/14/09	$8,468,431	8,468,300
Federal Home Loan Bank
0.001% 10/1/09	3,382,603	3,382,603
0.01% 10/9/09	698,866	698,864
0.03% 10/28/09	233,771	233,768
0.04% 10/30/09	1,397,733	1,397,716
Total Discount Notes (cost $14,181,230)		14,181,251

Total Value of Securities Before Securities Lending Collateral – 99.91%
(cost $463,661,741)		477,444,293

	Number of
	Shares
Securities Lending Collateral** – 3.06%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,514,794	14,514,794
BNY Mellon SL DB II Liquidating Fund	111,946	110,625
†@Mellon GSL Reinvestment Trust II	302,595	30
Total Securities Lending Collateral (cost $14,929,335)		14,625,449

Total Value of Securities – 102.97%
(cost $478,591,076)		492,069,742	©
Obligation to Return Securities Lending Collateral** – (3.12%)		(14,929,335)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.15%		727,713
Net Assets Applicable to 35,025,309 Shares Outstanding – 100.00%		$477,868,120

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $14,461,541 of securities loaned.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $30 which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$480,398,948
Aggregate unrealized appreciation	44,633,525
Aggregate unrealized depreciation	(32,962,731)
Net unrealized appreciation	$11,670,794

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $104,714,217 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,097,656 expires in 2009, $1,479,986 expires in 2010 and $102,136,575 expires in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$463,263,042	$-	$-	$463,263,042
Short-Term	-	14,181,251	-	14,181,251
Securities Lending Collateral	14,514,794	110,625	30	14,625,449
Total	$477,777,836	$14,291,876	$30	$492,069,742

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$9,986
Net change in unrealized
appreciation/depreciation	(9,956)
Balance as of 9/30/09	$30

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(9,956)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $14,461,541, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

September 30, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 1.73%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	$800,000	$700,000
*Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	295,000	268,081
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	240,000	233,400
Developers Diversified Realty
3.00% exercise price $74.75, expiration date 3/15/12	915,000	810,919
3.50% exercise price $64.23, expiration date 8/11/11	272,000	251,260
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	1,070,000	1,057,963
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	605,000	541,475
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	785,000	0
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	2,250,000	2,039,062
Sinclair Broadcast Group 3.00% exercise price $19.65, expiration date 5/15/27	250,000	230,000
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	944,000	993,560
Total Convertible Bonds (cost $6,156,120)		7,125,720

Corporate Bonds – 89.73%
Basic Industry – 8.67%
#Algoma Acquisition 144A 9.875% 6/15/15	975,000	823,875
California Steel Industries 6.125% 3/15/14	1,120,000	1,030,400
•#Cognis 144A 2.299% 9/15/13	940,000	794,300
Domtar
7.125% 8/15/15	920,000	906,200
7.875% 10/15/11	10,000	10,388
#Evraz Group 144A 9.50% 4/24/18	2,465,000	2,369,480
#FMG Finance 144A 10.625% 9/1/16	1,255,000	1,396,188
Freeport McMoRan Copper & Gold
8.25% 4/1/15	1,213,000	1,291,752
8.375% 4/1/17	645,000	687,075
Georgia-Pacific 7.70% 6/15/15	600,000	609,000
Huntsman International
*7.375% 1/1/15	1,825,000	1,665,313
7.875% 11/15/14	1,635,000	1,532,813
Innophos 8.875% 8/15/14	1,890,000	1,918,350
@#Innophos Holdings 144A 9.50% 4/15/12	1,005,000	989,925
#MacDermid 144A 9.50% 4/15/17	2,837,000	2,624,224
#NewPage 144A 11.375% 12/31/14	1,050,000	1,036,875
•Noranda Aluminium Acquisition PIK 5.413% 5/15/15	1,466,966	1,041,546
Norske Skog Canada 8.625% 6/15/11	1,654,000	1,149,530
#Novelis 144A 11.50% 2/15/15	670,000	680,050
#PE Paper Escrow 144A 12.00% 8/1/14	335,000	362,464
@=Port Townsend 7.32% 8/27/12	558,395	404,836
@Potlatch 12.50% 12/1/09	2,078,000	2,091,393
Ryerson
•7.858% 11/1/14	990,000	871,200
12.00% 11/1/15	845,000	806,975
#Sappi Papier Holding 144A 6.75% 6/15/12	2,310,000	2,139,297
#Steel Capital 144A 9.75% 7/29/13	995,000	1,001,219
#Steel Dynamics 144A 8.25% 4/15/16	1,845,000	1,863,450
#Teck Resources 144A
10.25% 5/15/16	605,000	686,675
10.75% 5/15/19	1,210,000	1,412,675
#Vedanta Resources 144A 9.50% 7/18/18	1,475,000	1,460,250
		35,657,718
Brokerage – 1.12%
E Trade Financial PIK 12.50% 11/30/17	950,000	1,059,250
LaBranche 11.00% 5/15/12	3,650,000	3,540,500
		4,599,750

Capital Goods – 6.10%
#BWAY 144A 10.00% 4/15/14	1,930,000	2,050,625
•#C8 Capital 144A 6.64% 12/31/49	1,150,000	889,338
#Case New Holland 144A 7.75% 9/1/13	1,010,000	1,010,000
#CPM Holdings 144A 10.625% 9/1/14	400,000	415,000
*Eastman Kodak 7.25% 11/15/13	1,550,000	1,278,750
*Graham Packaging 9.875% 10/15/14	1,670,000	1,724,275
*Graphic Packaging International
9.50% 8/15/13	2,720,000	2,815,199
#144A 9.50% 6/15/17	525,000	560,438
Intertape Polymer 8.50% 8/1/14	957,000	746,460
#Plastipak Holdings 144A
8.50% 12/15/15	1,050,000	1,065,750
10.625% 8/15/19	1,050,000	1,118,250
Pregis 12.375% 10/15/13	1,168,000	1,109,600
*RBS Global/Rexnord
9.50% 8/1/14	485,000	472,875
11.75% 8/1/16	1,410,000	1,283,100
Smurfit Kappa Funding 7.75% 4/1/15	3,075,000	2,721,375
Solo Cup 8.50% 2/15/14	1,595,000	1,531,200
Terex 8.00% 11/15/17	545,000	502,763
Thermadyne Holdings 10.50% 2/1/14	1,840,000	1,582,400
USG
6.30% 11/15/16	2,020,000	1,727,100
#144A 9.75% 8/1/14	450,000	472,500
		25,076,998
Consumer Cyclical – 10.09%
*#Allison Transmission 144A 11.00% 11/1/15	2,520,000	2,482,199
*ArvinMeritor 8.125% 9/15/15	1,630,000	1,426,250
Associated Materials 9.75% 4/15/12	1,320,000	1,303,500
Beazer Homes USA 8.625% 5/15/11	580,000	548,100
Building Materials 7.75% 8/1/14	1,360,000	1,315,800
*Burlington Coat Factory Warehouse 11.125% 4/15/14	1,025,000	1,009,625
Carrols 9.00% 1/15/13	520,000	522,600
Denny's 10.00% 10/1/12	660,000	669,900
#Duane Reade 144A 11.75% 8/1/15	30,000	31,650
Ford Motor 7.45% 7/16/31	2,600,000	2,118,999
Ford Motor Credit 12.00% 5/15/15	3,790,000	4,180,600
Interface
9.50% 2/1/14	270,000	268,988
#144A 11.375% 11/1/13	710,000	773,900
#Invista 144A 9.25% 5/1/12	1,514,000	1,521,570
K Hovnanian Enterprises
7.50% 5/15/16	675,000	516,375
*11.50% 5/1/13	1,030,000	1,091,800
#Landry's Restaurants 144A 14.00% 8/15/11	985,000	993,619
Levi Strauss 9.75% 1/15/15	1,840,000	1,922,800
M/I Homes 6.875% 4/1/12	770,000	716,100
Macy's Retail Holdings
6.375% 3/15/37	840,000	665,989
6.70% 7/15/34	245,000	191,883
8.875% 7/15/15	1,089,000	1,141,490
10.625% 11/1/10	635,000	669,507
Meritage Homes
6.25% 3/15/15	331,000	309,485
7.00% 5/1/14	1,595,000	1,503,288
Mobile Mini
6.875% 5/1/15	1,215,000	1,114,763
9.75% 8/1/14	215,000	219,838
Mohawk Industries 6.875% 1/15/16	1,015,000	1,011,331
New Albertsons 7.25% 5/1/13	605,000	611,050
Norcraft Holdings 9.750% 9/1/12	1,150,000	1,098,250
*OSI Restaurant Partners 10.00% 6/15/15	1,261,000	1,119,138
Quiksilver 6.875% 4/15/15	1,485,000	1,117,463
*Rite Aid 9.375% 12/15/15	2,575,000	2,105,062
*Sally Holdings 10.50% 11/15/16	1,750,000	1,833,125
#Standard Pacific Escrow 144A 10.75% 9/15/16	520,000	514,800
Toys R Us
7.875% 4/15/13	1,470,000	1,418,550
#144A 10.75% 7/15/17	995,000	1,074,600
#TRW Automotive 144A 7.25% 3/15/17	385,000	340,725
		41,474,712

Consumer Non-Cyclical – 4.41%
#Alliance One International 144A 10.00% 7/15/16	2,010,000	2,085,375
Cornell 10.75% 7/1/12	525,000	538,125
#Dole Food 144A
8.00% 10/1/16	380,000	383,325
13.875% 3/15/14	1,420,000	1,672,050
#Ingles Markets 144A 8.875% 5/15/17	1,105,000	1,135,388
#JBS USA Finance 144A 11.625% 5/1/14	1,645,000	1,776,600
JohnsonDiversey Holdings 10.67% 5/15/13	1,450,000	1,399,250
#M-Foods Holdings 144A 9.75% 10/1/13	655,000	676,288
#ServiceMaster PIK 144A 10.75% 7/15/15	2,430,000	2,326,724
Smithfield Foods
7.75% 5/15/13	1,330,000	1,190,350
#144A 10.00% 7/15/14	1,635,000	1,724,925
Supervalu 8.00% 5/1/16	280,000	291,200
Visant Holding 8.75% 12/1/13	1,535,000	1,569,538
*Yankee Acquisition 8.50% 2/15/15	1,440,000	1,360,800
		18,129,938
Energy – 9.35%
Berry Petroleum 10.25% 6/1/14	985,000	1,056,413
Chesapeake Energy
6.625% 1/15/16	497,000	472,150
7.25% 12/15/18	355,000	337,250
9.50% 2/15/15	820,000	867,150
Complete Production Service 8.00% 12/15/16	1,145,000	1,047,675
Copano Energy 7.75% 6/1/18	955,000	912,025
Denbury Resources
7.50% 4/1/13	215,000	216,075
9.75% 3/1/16	965,000	1,030,138
Dynergy Holdings 7.75% 6/1/19	2,390,000	2,049,424
El Paso
6.875% 6/15/14	836,000	823,460
*7.00% 6/15/17	795,000	783,075
7.25% 6/1/18	35,000	34,601
•Enterprise Products Operating 8.375% 8/1/66	430,000	402,557
Forest Oil 7.25% 6/15/19	1,370,000	1,287,800
Geophysique-Veritas
7.50% 5/15/15	307,000	307,000
7.75% 5/15/17	1,642,000	1,637,895
*#144A 9.50% 5/15/16	100,000	106,250
*#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,020,000	2,030,100
#Hilcorp Energy I 144A
7.75% 11/1/15	1,339,000	1,272,050
9.00% 6/1/16	760,000	758,100
#Holly 144A 9.875% 6/15/17	1,005,000	1,032,638
International Coal Group 10.25% 7/15/14	1,630,000	1,491,450
Key Energy Services 8.375% 12/1/14	2,195,000	2,096,224
Mariner Energy 8.00% 5/15/17	1,928,000	1,773,760
MarkWest Energy Partners 8.75% 4/15/18	1,540,000	1,540,000
Massey Energy 6.875% 12/15/13	2,675,000	2,594,749
OPTI Canada
7.875% 12/15/14	2,070,000	1,593,900
8.25% 12/15/14	639,000	498,420
PetroHawk Energy
*7.875% 6/1/15	925,000	915,750
9.125% 7/15/13	758,000	782,635
#144A 10.50% 8/1/14	240,000	259,200
Petroleum Development 12.00% 2/15/18	1,155,000	1,143,450
Plains Exploration & Production 8.625% 10/15/19	535,000	544,363
Quicksilver Resources 11.75% 1/1/16	1,840,000	2,037,800
Regency Energy Partners 8.375% 12/15/13	758,000	769,370
#SandRidge Energy 144A 9.875% 5/15/16	1,855,000	1,943,113
		38,448,010
Finance & Investments – 7.74%
•BAC Capital Trust XIV 5.63% 12/31/49	3,195,000	2,116,688
BB&T Capital Trust I 5.85% 8/18/35	285,000	245,383
BB&T Capital Trust II 6.75% 6/7/36	315,000	298,268
•#C5 Capital 144A 6.196% 12/31/49	1,650,000	1,284,365
*Capital One Capital V 10.25% 8/15/39	1,985,000	2,198,957

•Citigroup Capital XXI 8.30% 12/21/57	975,000	876,281
#GMAC 144A
6.00% 12/15/11	940,000	878,900
6.625% 5/15/12	1,639,000	1,524,270
6.875% 9/15/11	1,705,000	1,628,275
International Lease Finance
5.25% 1/10/13	1,175,000	947,681
5.35% 3/1/12	205,000	174,351
5.55% 9/5/12	680,000	555,973
5.625% 9/20/13	1,045,000	796,834
6.375% 3/25/13	1,750,000	1,404,454
6.625% 11/15/13	985,000	781,684
JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	176,665
LVB Acquisition
11.625% 10/15/17	1,090,000	1,193,550
PIK 10.375% 10/15/17	855,000	912,713
•#MetLife Capital Trust X 144A 9.25% 4/8/38	1,930,000	2,012,369
@#Nuveen Investments 144A 10.50% 11/15/15	4,130,000	3,593,099
@Popular North America Capital Trust I 6.564% 9/15/34	985,000	735,364
•#Rabobank Nederland 144A 11.00% 12/29/49	1,895,000	2,327,856
Silicon Valley Bank
5.70% 6/1/12	250,000	251,812
6.05% 6/1/17	605,000	565,118
•USB Capital IX 6.189% 4/15/49	1,600,000	1,244,000
Zions Bancorporation
5.50% 11/16/15	1,215,000	934,568
5.65% 5/15/14	280,000	215,028
*6.00% 9/15/15	1,590,000	1,256,978
7.75% 9/23/14	795,000	712,231
		31,843,715
Media – 5.62%
*Affinion Group 11.50% 10/15/15	240,000	247,800
*Belo 6.75% 5/30/13	1,245,000	1,174,969
#Cablevision Systems 144A 8.625% 9/15/17	1,185,000	1,229,438
‡*#Charter Communications Operating 144A
10.00% 4/30/12	2,120,000	2,167,699
10.375% 4/30/14	915,000	937,875
12.875% 9/15/14	2,325,000	2,528,437
#DISH 144A 7.875% 9/1/19	1,035,000	1,050,525
Interpublic Group
6.25% 11/15/14	590,000	561,238
#144A 10.00% 7/15/17	600,000	651,000
Lamar Media
*6.625% 8/15/15	305,000	285,175
6.625% 8/15/15	1,715,000	1,577,800
LIN Television 6.50% 5/15/13	295,000	259,600
#Mediacom Capital 144A 9.125% 8/15/19	1,350,000	1,393,875
Nielsen Finance
*10.00% 8/1/14	1,610,000	1,626,100
*11.50% 5/1/16	385,000	406,175
11.625% 2/1/14	95,000	100,700
#144A 11.625% 2/1/14	270,000	286,200
*Ω12.50% 8/1/16	970,000	768,725
Sinclair Broadcast Group 8.00% 3/15/12	240,000	213,000
#Sirius XM Radio 144A 9.75% 9/1/15	230,000	235,750
#Univision Communications 144A 12.00% 7/1/14	810,000	874,800
#UPC Holding 144A 9.875% 4/15/18	940,000	991,700
*Videotron 9.125% 4/15/18	1,840,000	2,001,000
XM Satellite Radio Holdings PIK 10.00% 6/1/11	1,625,000	1,535,625
		23,105,206
Real Estate – 0.98%
Developers Diversified Realty
5.375% 10/15/12	1,731,000	1,623,780
9.625% 3/15/16	470,000	472,034
#Felcor Lodging Trust 144A 10.00% 10/1/14	1,990,000	1,935,275
		4,031,089
Services Cyclical – 10.61%
*Aramark Services 8.50% 2/1/15	2,039,000	2,067,036
#Ashtead Capital 144A 9.00% 8/15/16	2,044,000	1,972,460

Avis Budget Car Rental
7.625% 5/15/14	1,025,000	927,625
*7.75% 5/15/16	1,185,000	1,036,875
Cardtronics 9.25% 8/15/13	2,218,000	2,245,725
Delta Air Lines
7.92% 11/18/10	920,000	892,400
#144A 9.50% 9/15/14	975,000	979,875
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,435,000	2,374,125
Gaylord Entertainment
6.75% 11/15/14	840,000	781,200
8.00% 11/15/13	1,574,000	1,621,220
Global Cash Access 8.75% 3/15/12	1,733,000	1,724,335
#Harrah's Operating 144A 10.00% 12/15/18	1,455,000	1,164,000
#Harrah's Operating Escrow 144A 11.25% 6/1/17	3,220,000	3,324,650
*Hertz 10.50% 1/1/16	1,480,000	1,546,600
Kansas City Southern de Mexico
9.375% 5/1/12	1,517,000	1,547,340
#144A 12.50% 4/1/16	405,000	449,550
MGM MIRAGE
*6.625% 7/15/15	610,000	474,275
*7.50% 6/1/16	795,000	620,100
*7.625% 1/15/17	1,310,000	1,028,350
#144A 11.125% 11/15/17	890,000	976,775
#144A 13.00% 11/15/13	2,173,000	2,498,950
Pinnacle Entertainment 7.50% 6/15/15	3,180,000	2,830,200
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	2,025,000	2,116,125
PHH 7.125% 3/1/13	2,070,000	1,874,195
Royal Caribbean Cruises 6.875% 12/1/13	1,230,000	1,153,125
*RSC Equipment Rental 9.50% 12/1/14	2,095,000	2,032,150
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,195,000	1,021,295
8.03% 10/1/20	600,000	518,592
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	2,525,000	1,830,625
		43,629,773
Services Non-Cyclical – 5.82%
Alliance Imaging 7.25% 12/15/12	2,135,000	2,070,950
*Bausch & Lomb 9.875% 11/1/15	1,920,000	2,020,800
Casella Waste Systems 9.75% 2/1/13	2,499,000	2,324,070
DJO Finance 10.875% 11/15/14	1,195,000	1,227,863
*HCA
9.25% 11/15/16	3,335,000	3,455,893
PIK 9.625% 11/15/16	613,143	639,202
Inverness Medical Innovations 9.00% 5/15/16	1,600,000	1,594,000
Psychiatric Solutions
7.75% 7/15/15	1,740,000	1,687,800
#144A 7.75% 7/15/15	205,000	193,725
Select Medical 7.625% 2/1/15	3,445,000	3,242,606
Tenet Healthcare 7.375% 2/1/13	2,065,000	2,054,675
Universal Hospital Services PIK 8.50% 6/1/15	1,015,000	999,775
•US Oncology PIK 6.428% 3/15/12	2,747,048	2,403,667
		23,915,026
Technology & Electronics – 3.64%
Anixter 10.00% 3/15/14	1,070,000	1,134,200
Avago Technologies Finance 10.125% 12/1/13	1,090,000	1,152,675
*First Data 9.875% 9/24/15	4,330,000	4,021,488
*Freescale Semiconductor 8.875% 12/15/14	2,715,000	2,090,550
Jabil Circuit 7.75% 7/15/16	1,095,000	1,116,900
Sanmina-SCI 8.125% 3/1/16	2,265,000	2,129,100
Sungard Data Systems 10.25% 8/15/15	2,103,000	2,155,575
#Unisys 144A 12.75% 10/15/14	1,095,000	1,166,175
		14,966,663
Telecommunications – 11.63%
@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0
Cincinnati Bell
7.00% 2/15/15	685,000	667,875
8.25% 10/15/17	1,540,000	1,517,863
Citizens Communications 7.125% 3/15/19	470,000	445,325
*Cricket Communications 9.375% 11/1/14	2,937,000	2,995,739
#Digicel 144A
9.25% 9/1/12	904,000	922,080
12.00% 4/1/14	1,635,000	1,831,200

#Digicel Group 144A 8.875% 1/15/15	1,430,000	1,337,050
*#DigitalGlobe 144A 10.50% 5/1/14	880,000	937,200
#GeoEye 144A 9.625% 10/1/15	955,000	971,713
*#Global Crossing 144A 12.00% 9/15/15	1,980,000	2,088,900
Hughes Network Systems/Finance 9.50% 4/15/14	1,963,000	1,982,630
#Intelsat Bermuda 144A 11.25% 2/4/17	3,185,000	3,177,037
Intelsat Jackson Holdings 11.25% 6/15/16	1,813,000	1,948,975
Level 3 Financing
9.25% 11/1/14	1,040,000	921,700
12.25% 3/15/13	1,025,000	1,040,375
Lucent Technologies 6.45% 3/15/29	1,759,000	1,347,834
MetroPCS Wireless
*9.25% 11/1/14	2,005,000	2,060,138
#144A 9.25% 11/1/14	175,000	179,813
#NII Capital 144A 10.00% 8/15/16	1,955,000	2,042,975
#Nordic Telephone Holdings 144A 8.875% 5/1/16	2,363,000	2,457,519
#PAETEC Holding 144A 8.875% 6/30/17	1,055,000	1,055,000
Sprint Capital 8.75% 3/15/32	4,480,000	4,255,999
Sprint Nextel 6.00% 12/1/16	1,315,000	1,180,213
Telesat Canada/Telesat
11.00% 11/1/15	1,320,000	1,412,400
12.50% 11/1/17	1,195,000	1,278,650
#Terremark Worldwide 144A 12.00% 6/15/17	975,000	1,067,625
#VimpelCom 144A 9.125% 4/30/18	2,110,000	2,218,137
Virgin Media Finance 9.50% 8/15/16	1,155,000	1,221,413
#Wind Acquisition Finance 144A
10.75% 12/1/15	1,065,000	1,176,825
11.75% 7/15/17	1,855,000	2,100,787
		47,840,990
Utilities – 3.95%
AES
8.00% 10/15/17	1,457,000	1,473,391
8.00% 6/1/20	715,000	713,213
Edison Mission Energy
*7.00% 5/15/17	1,970,000	1,654,800
7.20% 5/15/19	600,000	489,000
Elwood Energy 8.159% 7/5/26	1,699,263	1,505,331
*Energy Future Holdings 10.875% 11/1/17	990,000	752,400
Mirant Americas Generation 8.50% 10/1/21	1,900,000	1,662,500
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	722,706	735,353
NRG Energy
7.375% 2/1/16	2,355,000	2,284,351
7.375% 1/15/17	400,000	388,000
Orion Power Holdings 12.00% 5/1/10	1,606,000	1,670,240
•Puget Sound Energy 6.974% 6/1/67	1,615,000	1,300,945
*Texas Competitive Electric Holdings 10.25% 11/1/15	2,220,000	1,609,500
		16,239,024
Total Corporate Bonds (cost $341,137,464)		368,958,612

«Senior Secured Loans – 1.70%
Chester Downs & Marina 12.375% 12/31/16	1,040,000	1,034,800
Dana Holdings Term Tranche Loan B 9.00% 1/30/15	2,400,000	2,153,340
Texas Competitive Electric Holdings Term Tranche Loan B2 3.754% 10/10/14	1,668,569	1,332,961
Univision Communications Term Tranche Loan B 2.511% 9/29/14	2,920,000	2,479,022
Total Senior Secured Loans (cost $5,650,513)		7,000,123

	Number of
	Shares
Common Stock – 0.62%
∏=†Avado Brands	1,813	0
Blackstone Group	39,000	553,799
†Century Communications	2,820,000	0
*†DIRECTV Group	14,700	405,426
†Flextronics International	61,050	455,433
†GeoEye	8,000	214,400
†Leap Wireless International	10,300	201,365
†MetroPCS Communications	22,800	213,408
*†Mirant	827	13,588
*†Mobile Mini	23,557	408,950
∏=†PT Holdings	1,905	19

†Talecris Biotherapeutics Holdings	3,950	75,050
†USGen	475,000	0
Total Common Stock (cost $3,599,055)		2,541,438

Convertible Preferred Stock – 0.37%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	28,200	1,529,850
Total Convertible Preferred Stock (cost $1,215,838)		1,529,850

Preferred Stocks – 0.25%
•PNC Financial Services Group 8.25%	1,097,000	1,045,817
=Port Townsend	381	0
Total Preferred Stocks (cost $1,054,405)		1,045,817

Warrant – 0.00%
=†Port Townsend	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
≠Discount Notes – 3.60%
Fannie Mae 0.04% 10/14/09	$9,248,747	9,248,604
Federal Home Loan Bank
0.001% 10/1/09	3,694,290	3,694,290
0.01% 10/9/09	556,398	556,396
0.03% 10/28/09	186,115	186,113
0.04% 10/30/09	1,112,796	1,112,783
Total Discount Notes (cost $14,798,172)		14,798,186

Total Value of Securities Before Securities Lending Collateral – 98.00%
(cost $373,620,711)		402,999,750

	Number of
	Shares
Securities Lending Collateral** – 5.66%
Mellon GSL DBT II Collateral Fund	13,285,164	13,285,164
BNY Mellon SL DBT II Liquidating Fund	10,095,827	9,973,392
@†Mellon GSL Reinvestment Trust II	491,181	49
Total Securities Lending Collateral (cost $23,872,172)		23,258,605

Total Value of Securities – 103.66%
(cost $397,492,883)		426,258,355	©
Obligation to Return Securities Lending Collateral** – (5.80%)		(23,872,172)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.14%		8,817,779
Net Assets Applicable to 76,640,118 Shares Outstanding – 100.00%		$411,203,962

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $127,047,488 which represented 30.90% of the Series’ net assets. See Note 5 in “Notes.”
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $11,470,678, which represented 2.79% of the Series’ net assets. See Note 5 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of restricted securities was $19 or 0.00% of the Series’ net assets. See Note 5 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $404,859, which represented 0.10% of the Series’ net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
≠The rate shown is the effective yield at the time of purchase.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
*Fully or partially on loan.
**See Note 5 in “Notes.”
©Includes $23,620,228 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust - Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$397,988,775
Aggregate unrealized appreciation	34,615,195
Aggregate unrealized depreciation	(6,345,615)
Net unrealized appreciation	$28,269,580

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $59,562,179 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $18,082,790 expires in 2009; $4,569,135 expires in 2010; $561,008 expires in 2015 and $36,349,246 expires in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,541,419	$-	$19	$2,541,438
Corporate Debt	-	384,209,469	404,836	384,614,305
Short-Term	-	14,798,186	-	14,798,186
Securities Lending Collateral	13,285,164	9,973,392	49	23,258,605
Other	-	1,045,817	4	1,045,821
Total	$15,826,583	$410,026,864	$404,908	$426,258,355

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Common	Corporate		Lending
	Stock	Debt	Other	Collateral	Total
Balance as of 12/31/08	$19	$386,715	$4	$16,209	$402,947
Net purchases, sales, and settlements	-	18,121	-	-	18,121
Net realized gain (loss)	-	-	(72,431)	-	(72,431)
Net change in unrealized appreciation/depreciation	-	-	72,431	(16,160)	56,271
Balance as of 9/30/09	$19	$404,836	$4	$49	$404,908

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/09	$-	$-	$-	$(16,160)	$(16,160)

3. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2009, the Fund entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. No CDS contracts were outstanding at September 30, 2009.

CDS may involve greater risks than if the Series had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series’ and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $23,620,228, for which the Series received collateral, comprised of non-cash collateral valued at $341,050, and cash collateral of $23,872,172. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

September 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.73%Δ
Australia – 3.09%
Coca-Cola Amatil	259,130	$2,242,865
Telstra	331,842	957,404
		3,200,269
Brazil – 3.21%
Petroleo Brasileiro ADR	55,400	2,177,774
*Vale ADR	49,400	1,142,622
		3,320,396
Canada – 6.96%
†Agrium	41,000	2,041,390
†CGI Group Class A	353,003	4,134,165
TELUS	31,882	1,028,442
		7,203,997
Denmark – 1.46%
Novo Nordisk Class B	24,111	1,509,589
		1,509,589
Finland – 1.98%
Nokia	139,353	2,049,208
		2,049,208
France – 20.97%
*AXA	77,143	2,088,199
*Compagnie de Saint-Gobain	47,461	2,461,823
France Telecom	38,598	1,028,156
Lafarge	30,016	2,685,673
PPR	17,248	2,210,533
Publicis Groupe	46,326	1,857,965
Sanofi-Aventis	14,455	1,060,700
Teleperformance	73,430	2,464,200
*Total	25,789	1,532,208
Vallourec	11,658	1,975,315
*Vivendi	75,438	2,334,004
		21,698,776
Germany – 8.58%
*Bayerische Motoren Werke	49,386	2,378,129
Deutsche Post	121,422	2,277,661
Linde	19,825	2,153,259
*Metro	36,594	2,070,560
		8,879,609
Hong Kong – 6.73%
CNOOC	1,483,000	1,993,917
Esprit Holdings	304,454	2,042,789
Techtronic Industries	2,274,359	1,886,984
Yue Yuen Industrial Holdings	377,000	1,045,871
		6,969,561
Italy – 4.53%
Finmeccanica	124,081	2,193,188
Parmalat	902,683	2,495,002
		4,688,190
Japan – 10.96%
Asahi Glass	224,000	1,808,967
Astellas Pharma	51,300	2,108,571
*Don Quijote	94,300	2,237,360
*Mitsubishi UFJ Financial Group	424,135	2,277,171
*Round One	136,235	1,154,830
Toyota Motor	44,243	1,759,371
		11,346,270
Netherlands – 2.24%
*Koninklijke Philips Electronics	95,122	2,315,997
		2,315,997

Singapore – 1.48%
Singapore Airlines	157,000	1,535,839
		1,535,839
Spain – 2.17%
*Banco Santander	139,279	2,241,723
		2,241,723
Sweden – 3.95%
Autoliv	60,800	2,042,880
*Nordea Bank	202,788	2,041,988
		4,084,868
Switzerland – 2.47%
Novartis	51,052	2,554,201
		2,554,201
Taiwan – 1.73%
Chunghwa Telecom ADR	99,436	1,793,818
		1,793,818
United Kingdom – 12.67%
AstraZeneca	20,050	898,531
BP	174,510	1,542,086
@Greggs	225,810	1,445,137
National Grid	205,285	1,979,692
Standard Chartered	86,086	2,122,568
Tomkins	664,465	2,003,582
Vodafone Group	912,632	2,044,592
WPP Group	125,355	1,075,670
		13,111,858
United States – 1.55%
†Transocean	18,800	1,607,964
		1,607,964
Total Common Stock (cost $98,821,963)		100,112,133

	Principal
	Amount
≠Discount Notes – 3.60%
Fannie Mae 0.04% 10/14/09	$2,227,331	2,227,296
Federal Home Loan Bank
0.001% 10/1/09	889,678	889,678
0.01% 10/9/09	183,778	183,777
0.03% 10/28/09	61,474	61,473
0.04% 10/30/09	367,555	367,551
Total Discount Notes (cost $3,729,770)		3,729,775

Total Value of Securities Before Securities Lending Collateral – 100.33%
(cost $102,551,733)		103,841,908

	Number of
	Shares
Securities Lending Collateral** – 14.69%
Mellon GSL DBT II Collateral Fund	9,307,286	9,307,286
BNY Mellon SL DBT II Liquidating Fund	5,965,837	5,895,440
@†Mellon GSL Reinvestment Trust II	322,640	32
Total Securities Lending Collateral (cost $15,595,763)		15,202,758

Total Value of Securities – 115.02%
(cost $118,147,496)		119,044,666	©
Obligation to Return Securities Lending Collateral** – (15.07%)		(15,595,763)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		53,991
Net Assets Applicable to 10,890,120 Shares Outstanding – 100.00%		$103,502,894

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in “Notes.”
†Non income producing security.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $1,445,169, which represented 1.40% of the Series’ net assets. See Note 5 in "Notes".
©Includes $14,640,397 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$119,081,785
Aggregate unrealized appreciation	11,558,805
Aggregate unrealized depreciation	(11,595,924)
Net unrealized deprecation	$(37,119)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $12,753,714 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$100,112,133	$-	$-	$100,112,133
Short-Term	-	3,729,775	-	3,729,775
Securities Lending Collateral	9,307,286	5,895,440	32	15,202,758
Total	$109,419,419	$9,625,215	$32	$119,044,666

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Common Stock	Total
Balance as of 12/31/08	$10,647	$1,048,831	$1,059,478
Net realized gain (loss)	-	(569,868)	(569,868)
Net purchases, sales, and settlements	-	(100,172)	(100,172)
Net change in unrealized
appreciation/depreciation	(10,615)	569,868	559,253
Net transfers in and out of level 3	-	(948,659)	(948,659)
Balance as of 9/30/09	$32	$-	$32

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(10,615)	$-	$(10,615)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at September 30, 2009.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $14,640,397, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

September 30, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$24,183	$22,410
Total Agency Asset-Backed Securities (cost $23,987)		22,410

Agency Collateralized Mortgage Obligations – 1.80%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 2/19/30	28,394	31,092
Series 2001-T8 A2 9.50% 7/25/41	17,270	18,844
Fannie Mae REMIC
Series 2003-32 PH 5.50% 3/25/32	611,996	639,852
Series 2006-69 PB 6.00% 10/25/32	2,666,590	2,818,630
Series 2003-91 BE 4.00% 11/25/16	626,118	641,057
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	40,665	43,933
Freddie Mac REMIC
Series 2326 ZQ 6.50% 6/15/31	77,624	84,338
Series 2644 AW 4.00% 1/15/26	149,028	150,571
Series 2694 QG 4.50% 1/15/29	60,000	62,612
Series 2706 UG 4.50% 8/15/16	1,065,000	1,112,782
Series 2890 PC 5.00% 7/15/30	140,000	147,061
Series 3094 US 6.75% 9/15/34	169,881	168,172
Series 3337 PB 5.50% 7/15/30	40,000	41,927
Series 3416 GK 4.00% 7/15/22	182,951	189,428
•Freddie Mac Strip Series 19 F 2.635% 6/1/28	13,873	12,955
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,719	1,855
Series T-58 2A 6.50% 9/25/43	42,353	45,683
GNMA
Series 2002-28 B 5.779% 7/16/24	12,926	13,301
Series 2003-78 B 5.11% 10/16/27	55,000	58,107
Total Agency Collateralized Mortgage Obligations (cost $6,203,692)		6,282,200

Agency Mortgage-Backed Securities – 16.50%
Fannie Mae
6.50% 8/1/17	17,629	18,797
7.00% 11/15/16	24,133	25,640
8.50% 9/20/10	555	581
•Fannie Mae ARM
3.416% 8/1/34	32,915	33,730
3.878% 6/1/34	30,965	31,952
4.053% 12/1/33	22,939	23,193
4.721% 1/1/35	1,511,923	1,559,999
4.805% 11/1/35	301,728	311,579
4.827% 9/1/35	989,768	1,033,595
5.016% 8/1/35	42,344	44,433
5.044% 10/1/33	19,108	19,274
5.140% 11/1/35	11,783	12,315
5.150% 3/1/38	30,327	31,792
5.154% 9/1/38	1,929,552	2,029,269
5.391% 4/1/36	887,008	929,727
5.554% 8/1/37	689,051	725,377
5.901% 8/1/37	440,552	465,076
6.138% 6/1/36	170,958	180,284
6.150% 7/1/36	139,408	147,623
6.166% 8/1/37	955,208	1,015,855
6.289% 8/1/36	164,204	173,876
6.300% 4/1/36	53,589	56,263
6.323% 7/1/36	145,174	152,908
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	74,033	76,026
Pool #763742 5.00% 1/1/34	103,590	106,379

Fannie Mae S.F. 15 yr
4.50% 9/1/20	3,281,054	3,465,966
5.00% 9/1/18	273,454	290,523
5.00% 10/1/18	4,410	4,685
5.00% 2/1/19	6,817	7,225
5.00% 5/1/21	50,030	53,027
5.50% 4/1/21	3,396	3,603
5.50% 1/1/23	33,873	35,877
6.00% 3/1/18	1,527,821	1,641,334
6.00% 8/1/22	92,770	99,112
7.00% 11/1/14	795	853
7.50% 3/1/15	4,711	4,994
8.00% 10/1/14	1,527	1,588
8.00% 10/1/16	19,588	21,283
Fannie Mae S.F. 15 yr TBA 5.00% 11/1/23	3,435,000	3,591,722
Fannie Mae S.F. 30 yr
5.00% 3/1/34	12,599	13,079
5.00% 12/1/37	95,976	99,295
5.00% 1/1/38	154,568	159,912
5.00% 2/1/38	75,130	77,723
6.00% 11/1/34	6,204	6,592
6.00% 4/1/36	23,095	24,439
6.00% 10/1/36	3,000,439	3,175,027
6.00% 1/1/38	902,691	955,216
6.50% 6/1/29	3,172	3,432
6.50% 1/1/34	3,043	3,278
6.50% 4/1/36	2,250	2,411
6.50% 4/1/36	9,353	10,018
6.50% 6/1/36	23,109	24,752
6.50% 9/1/36	115,982	124,233
6.50% 10/1/36	17,866	19,137
6.50% 3/1/37	17,332	18,565
6.50% 7/1/37	9,644	10,330
6.50% 7/1/37	30,740	32,907
6.50% 8/1/37	25,966	27,797
6.50% 8/1/37	6,481	6,938
6.50% 11/1/37	53,057	56,798
6.50% 11/1/37	18,405	19,703
6.50% 12/1/37	25,060	26,827
7.00% 12/1/34	1,348	1,479
7.00% 12/1/35	1,352	1,481
7.00% 4/1/37	2,627,947	2,874,164
7.00% 12/1/37	40,043	43,741
7.50% 6/1/31	18,088	20,266
7.50% 4/1/32	813	908
7.50% 5/1/33	2,495	2,774
7.50% 6/1/34	1,865	2,064
8.50% 5/1/11	126	128
9.00% 7/1/20	30,042	32,848
10.00% 8/1/19	25,345	27,677
Fannie Mae S.F. 30 yr TBA 6.50% 10/1/37	14,100,000	15,069,374
•Freddie Mac ARM
3.581% 4/1/33	11,224	11,352
5.029% 7/1/38	4,803,631	5,034,255
5.074% 4/1/34	5,666	5,817
5.677% 7/1/36	260,338	274,180
5.722% 6/1/37	1,982,319	2,081,649
5.819% 10/1/36	31,625	33,350
6.077% 10/1/37	2,389,094	2,529,700
Freddie Mac Balloon 7 yr
4.50% 10/1/09	36,177	36,287
5.00% 6/1/11	97,943	99,645
5.00% 11/1/11	110,790	114,452
Freddie Mac S.F. 15 yr
4.00% 11/1/13	73,319	75,322
5.00% 4/1/20	261,747	277,840
8.00% 5/1/15	25,166	27,257
8.50% 10/1/15	210	222
Freddie Mac S.F. 15yr 4.00% 3/1/14	91,057	93,617

Freddie Mac S.F. 30 yr
6.00% 2/1/36	5,099,895	5,398,238
7.00% 11/1/33	18,198	20,012
9.00% 4/1/17	1,846	2,032
GNMA I S.F. 15 yr 8.50% 8/15/10	468	471
GNMA I S.F. 30 yr
7.00% 12/15/34	56,233	61,632
7.50% 1/15/32	1,770	1,985
11.00% 11/15/10	12,847	12,921
GNMA II S.F. 30 yr
12.00% 6/20/14	4,099	4,592
12.00% 3/20/15	514	574
12.00% 2/20/16	562	626
Total Agency Mortgage-Backed Securities (cost $56,993,271)		57,600,676

Agency Obligations – 2.08%
fFederal Home Loan Banks 1.00% 9/2/11	3,615,000	3,615,174
Freddie Mac 2.05% 3/9/11	3,635,000	3,659,256
Total Agency Obligations (cost $7,279,653)		7,274,430

Commercial Mortgage-Backed Securities – 5.02%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	94,050
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.398% 6/10/39	90,000	90,628
Series 2005-1 A5 5.082% 11/10/42	330,000	333,881
Series 2007-4 AM 5.811% 2/10/51	315,000	226,124
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40	410,305	415,544
•Series 2005-PW10 A4 5.405% 12/11/40	245,000	240,809
Series 2005-PWR9 A4A 4.871% 9/11/42	1,395,000	1,318,898
•Series 2005-T20 A4A 5.15% 10/12/42	2,025,000	2,000,295
•Series 2006-PW12 A4 5.719% 9/11/38	135,000	131,063
Series 2007-PW15 A4 5.331% 2/11/44	595,000	535,605
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	41,966	43,502
Series 2005-C6 A5A 5.116% 6/10/44	3,165,000	3,010,593
#Crown Castle Towers 144A
•Series 2005-1A AFL 0.625% 6/15/35	110,000	107,800
Series 2006-1A B 5.362% 11/15/36	250,000	250,625
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	45,000	43,847
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	100,000	106,059
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	62,772	62,701
Series 2004-GG2 A6 5.396% 8/10/38	470,000	455,562
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,317,183
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,249,129
Series 2006-GG6 A4 5.553% 4/10/38	915,000	826,358
•Series 2007-GG10 A4 5.805% 8/10/45	545,000	450,425
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	215,000	217,551
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	514,943
•Series 2005-LDP5 A4 5.179% 12/15/44	1,990,000	1,949,998
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	3,474	3,495
Series 2003-C8 A2 4.207% 11/15/27	26,092	26,328
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	125,498	126,160
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/13/42	1,235,000	1,165,449
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	137,250
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	77,638
Total Commercial Mortgage-Backed Securities (cost $16,535,035)		17,529,493

Convertible Bonds – 0.47%
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	375,000	381,094
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	1,250,000	1,240,625
Total Convertible Bonds (cost $1,473,506)		1,621,719

Corporate Bonds – 34.69%
Banking – 6.19%
Bank of America
•0.599% 6/15/17	605,000	505,153
4.375% 12/1/10	370,000	376,896
4.90% 5/1/13	465,000	477,091
5.125% 11/15/14	6,000	6,138
7.375% 5/15/14	2,365,000	2,634,046
Bank of New York Mellon 4.95% 1/14/11	730,000	760,613
Bank One 5.90% 11/15/11	140,000	149,762
Barclays Bank 5.20% 7/10/14	1,555,000	1,644,305
BB&T
5.70% 4/30/14	1,440,000	1,561,028
6.50% 8/1/11	555,000	586,269
Capital One Financial 7.375% 5/23/14	1,120,000	1,251,173
Citigroup
4.625% 8/3/10	200,000	204,275
6.375% 8/12/14	1,290,000	1,335,102
6.50% 8/19/13	1,710,000	1,796,604
JP Morgan Chase
•0.63% 6/13/16	605,000	563,597
4.75% 5/1/13	1,085,000	1,149,633
5.60% 6/1/11	170,000	180,413
5.75% 1/2/13	565,000	603,475
Key Bank 5.80% 7/1/14	1,010,000	980,142
PNC Funding 7.50% 11/1/09	280,000	281,099
#•Rabobank 144A 11.00% 12/29/49	685,000	841,468
Silicon Valley Bank 5.70% 6/1/12	380,000	382,754
U.S. Bank North America 6.375% 8/1/11	784,000	847,313
•USB Capital IX 6.189% 4/15/49	1,105,000	859,138
Wells Fargo Bank
•0.65% 5/16/16	545,000	471,312
6.45% 2/1/11	605,000	637,478
•Wells Fargo Capital XIII 7.70% 12/29/49	565,000	500,025
		21,586,302
Basic Industry – 1.25%
ArcelorMittal
5.375% 6/1/13	550,000	562,766
*9.00% 2/15/15	550,000	633,184
Domtar 7.875% 10/15/11	26,000	27,008
Dow Chemical
5.90% 2/15/15	805,000	827,182
7.60% 5/15/14	895,000	991,062
#Evraz Group 144A 9.50% 4/24/18	100,000	96,125
Freeport McMoRan Copper & Gold 8.375% 4/1/17	700,000	745,663
#Severstal 144A 9.75% 7/29/13	100,000	100,625
#Teck Resources 144A
10.25% 5/15/16	125,000	141,875
10.75% 5/15/19	210,000	245,175
		4,370,665
Brokerage – 1.66%
Goldman Sachs Group 5.25% 10/15/13	1,900,000	2,018,901
Jefferies Group 5.875% 6/8/14	380,000	385,897
LaBranche 11.00% 5/15/12	635,000	615,950
Lazard Group
6.85% 6/15/17	608,000	600,199
7.125% 5/15/15	114,000	115,269
Morgan Stanley
•0.989% 10/15/15	420,000	384,739
*4.00% 1/15/10	280,000	282,200
5.30% 3/1/13	1,329,000	1,393,652
		5,796,807
Capital Goods – 2.10%
Allied Waste North America
5.75% 2/15/11	1,082,000	1,123,778
*6.50% 11/15/10	725,000	748,768
#BAE Systems Holdings 144A 4.95% 6/1/14	760,000	788,883
#BWAY 144A 10.00% 4/15/14	535,000	568,438
*Graphic Packaging International 9.50% 8/15/13	670,000	693,450
L-3 Communications Holdings 6.125% 7/15/13	200,000	203,500
Tyco International Finance
4.125% 10/15/14	345,000	343,803
6.375% 10/15/11	815,000	878,991
8.50% 1/15/19	615,000	750,905
Waste Management 7.375% 8/1/10	1,183,000	1,239,073
		7,339,589

Communications – 7.93%
American Tower 7.125% 10/15/12	360,000	367,200
AT&T 6.70% 11/15/13	190,000	215,458
AT&T Wireless 8.125% 5/1/12	1,344,000	1,534,422
#Cablevision Systems 144A 8.625% 9/15/17	300,000	311,250
#Cellco Partnership/Verizon Wireless Capital 144A 7.375% 11/15/13	325,000	373,554
#Charter Communications Operating 144A 12.875% 9/15/14	95,000	103,313
Cincinnati Bell 7.00% 2/15/15	265,000	258,375
Citizens Utilities 7.125% 3/15/19	659,000	624,403
Comcast
4.95% 6/15/16	905,000	926,995
5.45% 11/15/10	700,000	727,850
5.50% 3/15/11	600,000	631,198
COX Communications
5.45% 12/15/14	2,350,000	2,527,292
#144A 5.875% 12/1/16	335,000	352,641
CSC Holdings 6.75% 4/15/12	330,000	341,550
Deutsche Telekom International Finance 8.50% 6/15/10	935,000	980,230
DirecTV Holdings/Finance 7.625% 5/15/16	1,055,000	1,134,125
#DISH DBS 144A 7.875% 9/1/19	350,000	355,250
EchoStar DBS 7.125% 2/1/16	480,000	478,800
Inmarsat Finance 10.375% 11/15/12	605,000	629,200
Intelsat Jackson Holdings 11.25% 6/15/16	35,000	37,625
Rogers Wireless 9.625% 5/1/11	675,000	751,176
Sprint Capital 8.375% 3/15/12	782,000	811,325
Telecom Italia Capital
4.00% 1/15/10	256,000	257,769
4.95% 9/30/14	1,500,000	1,553,882
5.25% 11/15/13	300,000	315,875
5.25% 10/1/15	480,000	497,566
6.20% 7/18/11	691,000	736,171
Time Warner Cable
5.40% 7/2/12	580,000	620,138
7.50% 4/1/14	1,420,000	1,630,215
8.25% 2/14/14	495,000	577,370
Verizon Global Funding 6.875% 6/15/12	580,000	647,141
#Vivendi 144A 5.75% 4/4/13	1,870,000	1,942,103
Vodafone Group 5.00% 12/16/13	1,020,000	1,088,841
#Wind Acquisition Finance 144A 11.75% 7/15/17	850,000	962,625
*Windstream 8.125% 8/1/13	570,000	588,525
WPP Finance 8.00% 9/15/14	1,625,000	1,784,364
		27,675,817
Consumer Cyclical – 0.65%
Goodyear Tire & Rubber 10.50% 5/15/16	610,000	664,900
Nordstrom 6.75% 6/1/14	705,000	774,157
Target
5.125% 1/15/13	230,000	247,912
6.35% 1/15/11	540,000	574,367
		2,261,336
Consumer Non-Cyclical – 3.97%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	805,000	859,888
7.20% 1/15/14	1,425,000	1,605,824
Aramark 8.50% 2/1/15	495,000	501,806
#Bio-Rad Laboratories 144A 8.00% 9/15/16	100,000	104,000
#CareFusion 144A 5.125% 8/1/14	2,125,000	2,219,736
Community Health Systems 8.875% 7/15/15	830,000	852,825
Corrections Corporation of America 7.75% 6/1/17	280,000	290,500
Delhaize Group 5.875% 2/1/14	1,932,000	2,082,702
HCA 9.25% 11/15/16	825,000	854,906
HCA PIK 9.625% 11/15/16	73,000	76,103
Hospira 6.40% 5/15/15	1,030,000	1,146,585
#JBS USA Finance 144A 11.625% 5/1/14	36,000	38,880
McKesson 6.50% 2/15/14	1,425,000	1,563,499
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,119,940
Supervalu 7.50% 11/15/14	520,000	525,200
		13,842,394

Electric – 2.01%
#AES 144A 8.75% 5/15/13	290,000	296,888
#Enel Finance International 144A 3.875% 10/7/14	1,085,000	1,082,071
IPALCO Enterprises 8.625% 11/14/11	45,000	46,350
wMirant Mid Atlantic Pass Through Trust A 8.625% 6/30/12	392,624	399,495
NRG Energy 7.375% 2/1/16	850,000	824,500
Pacific Gas & Electric 4.20% 3/1/11	272,000	281,652
PacifiCorp 6.90% 11/15/11	1,100,000	1,219,672
@#Power Receivables Finance 144A 6.29% 1/1/12	38,878	39,711
PPL Electric Utilities 7.125% 11/30/13	1,080,000	1,241,515
Virginia Electric & Power 5.10% 11/30/12	1,470,000	1,593,973
		7,025,827
Energy – 3.26%
Anadarko Finance 6.75% 5/1/11	615,000	653,814
*Anadarko Petroleum 7.625% 3/15/14	1,460,000	1,667,437
Chesapeake Energy
7.25% 12/15/18	550,000	522,500
*9.50% 2/15/15	635,000	671,513
Massey Energy 6.875% 12/15/13	725,000	703,250
Nexen 5.05% 11/20/13	1,600,000	1,645,142
Plains All American Pipeline 4.25% 9/1/12	2,460,000	2,530,641
Pride International 7.375% 7/15/14	830,000	854,900
Weatherford International
5.15% 3/15/13	785,000	825,208
5.95% 6/15/12	1,225,000	1,314,419
		11,388,824
Financials – 1.50%
FTI Consulting 7.625% 6/15/13	559,000	560,398
General Electric Capital
•0.559% 9/15/14	1,390,000	1,230,187
6.00% 6/15/12	700,000	750,184
International Lease Finance
5.35% 3/1/12	11,000	9,355
5.75% 6/15/11	970,000	883,902
5.875% 5/1/13	182,000	143,258
6.375% 3/25/13	100,000	80,255
6.625% 11/15/13	1,330,000	1,055,472
USAA Capital 2.24% 3/30/12	500,000	507,720
		5,220,731
Insurance – 0.74%
#Metropolitan Life Global Funding I 144A 4.625% 8/19/10	310,000	316,396
UnitedHealth Group
5.25% 3/15/11	230,000	239,128
5.50% 11/15/12	412,000	441,499
WellPoint 5.00% 1/15/11	1,540,000	1,587,684
		2,584,707
Natural Gas – 2.40%
El Paso
*7.00% 6/15/17	150,000	147,750
8.25% 2/15/16	220,000	226,600
Energy Transfer Partners 5.65% 8/1/12	1,375,000	1,450,924
Enterprise Products Operating
4.95% 6/1/10	480,000	487,562
6.375% 2/1/13	312,000	338,376
7.50% 2/1/11	665,000	710,130
9.75% 1/31/14	750,000	906,361
Kinder Morgan Energy Partners
5.625% 2/15/15	665,000	714,632
6.75% 3/15/11	455,000	482,685
7.50% 11/1/10	525,000	550,468
9.00% 2/1/19	725,000	879,893
TransCanada Pipelines 4.00% 6/15/13	1,470,000	1,499,039
		8,394,420
Technology – 0.44%
Freescale Semiconductor 8.875% 12/15/14	615,000	473,550
Xerox 8.25% 5/15/14	930,000	1,058,149
		1,531,699

Transportation – 0.59%
CSX
5.75% 3/15/13	685,000	731,007
6.25% 4/1/15	900,000	996,333
6.75% 3/15/11	300,000	321,183
		2,048,523
Total Corporate Bonds (cost $113,090,208)		121,067,641

Foreign Agencies – 1.44%
Australia – 0.17%
#National Australia Bank 144A 3.375% 7/8/14	585,000	589,089
		589,089
Cayman Islands – 0.05%
Petrobras International Finance 7.875% 3/15/19	144,000	166,860
		166,860
Germany – 0.42%
KFW 2.25% 4/16/12	830,000	844,881
Rentenbank 1.875% 9/24/12	620,000	620,056
		1,464,937
Korea – 0.42%
Export-Import Bank of Korea 5.875% 1/14/15	1,375,000	1,452,881
		1,452,881
New Zealand – 0.24%
#ANZ National International 144A 3.25% 4/2/12	820,000	849,524
		849,524
United Kingdom – 0.14%
#Barclays Bank 144A 2.70% 3/5/12	480,000	489,473
		489,473
Total Foreign Agencies (cost $4,850,309)		5,012,764

Municipal Bond – 0.60%
Puerto Rico Sales Tax Financing Class B 5.00% 8/1/39	2,000,000	2,085,020
Total Municipal Bonds (cost $2,000,000)		2,085,020

Non-Agency Asset-Backed Securities – 4.45%
@Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	56,422	49,737
@Argent Securities Series 2003-W5 AF4 4.66% 10/25/33	213	212
•Bank of America Credit Card Trust Series 2008-A5 A5 1.445% 12/16/13	6,990,000	7,034,088
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	64,328	65,539
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	202,476	206,731
Series 2008-A A3 4.94% 4/25/14	740,000	748,025
@Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	135,918	133,958
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	122,454	107,467
Chase Issuance Trust
Series 2005-A10 A10 4.65% 12/17/12	1,050,000	1,091,439
Series 2005-A7 A7 4.55% 3/15/13	270,000	281,936
Series 2008-A9 A9 4.26% 5/15/13	670,000	701,179
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	775,000	824,407
•Series 2007-A6 A6 0.50% 7/12/12	300,000	299,121
•CitiFinancial Mortgage Securities Series 2004-1 AF2 2.645% 4/25/34	24,331	24,126
CNH Equipment Trust
•Series 2007-A A4 0.285% 9/17/12	167,506	166,225
•Series 2007-B A3B 0.845% 10/17/11	261,945	261,977
Series 2007-C A3A 5.21% 12/15/11	135,174	136,385
Series 2008-A A3 4.12% 5/15/12	177,364	179,899
Series 2008-A A4A 4.93% 8/15/14	150,000	155,552
Series 2008-B A3A 4.78% 7/16/12	60,000	61,354
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	367,041
Series 2008-A4 A4 5.65% 12/15/15	80,000	87,829
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	94,359
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.794% 9/15/14	360,000	360,000
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	520,000	520,000
#•Golden Credit Card Trust Series 2008-3 A 144A 1.245% 7/15/11	125,000	121,709
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	44,415	45,747
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	16,704	17,080
Series 2008-A A3 4.93% 12/17/12	50,000	52,070
John Deere Owner Trust Series 2007-A A3 5.04% 7/15/11	32,230	32,328
Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	29,211	29,283
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 0.37% 10/25/36	35,872	32,571

New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	34,616	31,450
Nissan Auto Receivables Owner Trust Series 2008-B A2 3.80% 10/15/10	105,432	105,949
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	196,298	181,636
Series 2006-2 AF3 5.797% 8/25/36	125,000	80,505
Series 2006-3 AF2 5.58% 11/25/36	57,990	50,878
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	23,145	13,216
•Series 2006-KS3 AI3 0.42% 4/25/36	221,479	177,406
Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	10,433	10,159
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	33,756	32,668
Structured Asset Securities
PSeries 2001-SB1 A2 3.375% 8/25/31	29,981	24,095
PSeries 2005-4XS 1A2B 4.67% 3/25/35	32,881	28,350
Series 2005-9XS 1A2A 4.84% 6/25/35	6,067	6,012
World Omni Auto Receivables Trust
•Series 2007-B A3B 0.635% 1/17/12	443,295	443,306
Series 2008-A A3A 3.94% 10/15/12	65,000	66,782
Total Non-Agency Asset-Backed Securities (cost $15,320,802)		15,541,786

Non-Agency Collateralized Mortgage Obligations – 1.06%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	23,355	18,740
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	61,740	60,196
Series 2004-2 1A1 6.00% 3/25/34	57,025	55,029
Series 2004-10 1CB1 6.00% 11/25/34	66,770	53,750
Series 2004-11 1CB1 6.00% 12/25/34	30,809	24,493
Series 2005-3 2A1 5.50% 4/25/20	96,124	85,791
Series 2005-6 7A1 5.50% 7/25/20	81,801	75,052
Series 2005-9 5A1 5.50% 10/25/20	73,422	67,364
•Bank of America Mortgage Securities Series 2003-D 1A2 3.718% 5/25/33	302	198
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	203,643	194,988
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	82,123	64,467
Series 2005-1CB 2A2 5.50% 3/25/35	109,130	88,479
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.10% 5/25/33	16,299	13,087
•Series 2003-46 1A1 3.609% 1/19/34	15,949	13,430
@Series 2006-17 A5 6.00% 12/25/36	18,980	16,516
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	50,950	42,907
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.705% 10/25/34	36,994	32,230
Series 2007-AR3 2A2 6.298% 11/25/37	62,180	40,711
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.163% 5/25/35	67,202	53,380
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	21,195	20,472
Series 2005-RP1 1A3 8.00% 1/25/35	24,246	20,537
Series 2005-RP1 1A4 8.50% 1/25/35	10,781	9,383
Series 2006-RP1 1A2 7.50% 1/25/36	31,453	24,456
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.768% 2/25/35	75,849	71,645
Series 2005-A4 1A1 5.385% 7/25/35	93,716	82,163
Series 2005-A6 1A2 5.147% 9/25/35	105,000	72,712
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	96,247	89,292
Series 2006-1 3A3 5.50% 2/25/36	72,694	56,692
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.685% 12/25/33	10,091	8,970
Series 2005-6 7A1 5.331% 6/25/35	60,990	47,051
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	47,139	39,534
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	19,587	14,103
•MLCC Mortgage Investors Series 2004-HB1 A1 0.604% 4/25/29	1,756,635	1,064,092
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	18,092	17,708
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	49,414	36,537
•Series 2006-5 5A4 5.495% 6/25/36	38,807	9,282
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34	20,108	18,777
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	109,784	110,710
•Series 2006-AR10 1A1 5.922% 9/25/36	319,450	238,497
•Series 2007-HY3 4A1 5.319% 3/25/37	325,845	255,906

Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.309% 9/25/34	9,329	9,015
•Series 2005-AR16 2A1 4.25% 10/25/35	8,619	7,466
•Series 2006-AR6 7A1 5.113% 3/25/36	218,083	195,852
•Series 2006-AR10 5A1 5.591% 7/25/36	184,887	138,725
Series 2007-8 2A6 6.00% 7/25/37	60,000	41,934
Total Non-Agency Collateralized Mortgage Obligations (cost $3,781,024)		3,702,319

«Senior Secured Loans – 1.83%
Aramark 2.156% 1/26/14	209,392	195,828
Aramark Term Tranche Loan B 2.156% 1/26/14	13,739	12,849
Bausch & Lomb
Term Tranche Loan B 3.848% 4/11/15	89,442	85,585
Term Tranche Loan DD 3.679% 4/11/15	21,720	20,784
BE Aerospace 5.75% 7/28/14	297,739	299,227
Biomet Term Tranche Loan B 3.283% 3/25/15	253,005	244,369
Calpine Term Tranche Loan T1 3.475% 3/29/14	347,348	319,026
Community Health Systems
Term Tranche Loan B 2.612% 7/25/14	355,027	334,650
Term Tranche Loan DD 2.511% 7/25/14	18,112	17,033
DirecTV Term Tranche Loan C 5.25% 4/13/13	297,739	298,552
Flextronics International Term Tranche Loan B 2.847% 10/1/12	348,228	324,615
Ford Motor Term Tranche Loan B 3.493% 12/15/13	597,704	532,703
Georgia Pacific
Term Tranche Loan B1 2.32% 12/20/12	124,846	120,477
Term Tranche Loan C 3.597% 12/23/14	68,936	68,828
Harrah’s Chester Downs Term Loan 12.375% 12/31/16	200,000	199,000
HCA Term Tranche Loan B 2.848% 11/18/13	366,399	346,804
Huntsman Term Tranche Loan C 2.496% 6/23/16	825,000	768,280
Intelsat
Term Loan B-2-A 2.753% 1/3/14	79,607	76,025
Term Loan B-2-B 2.753% 1/3/14	79,583	76,002
Term Loan B-2-C 2.753% 1/3/14	79,583	76,002
MetroPCS Wireless Term Tranche Loan B 2.683% 2/20/14	248,082	238,073
Nuveen Investment Term Tranche Loan B 3.496% 11/13/14	275,983	239,001
Nuveen Investment 2nd Lien Term Loan 12.50% 7/9/15	284,000	284,946
Rental Services 2nd Lien 4.074% 10/7/13	175,000	155,532
Supervalu 1.511% 6/2/12	213,339	204,730
Telesat Canada
3.27% 10/31/14	23,549	22,699
Term Tranche Loan B 3.27% 10/31/14	274,179	264,278
Texas Competitive Electric Holdings Term Tranche Loan B2 3.754% 10/10/14	371,154	296,502
Wrigley Term Tranche Loan B 6.50% 7/17/14	240,625	245,237
Total Senior Secured Loans (cost $5,811,452)		6,367,637

Sovereign Agencies – 0.51%
Canada – 0.15%
Export Development Canada 3.125% 4/24/14	515,000	529,325
		529,325
France – 0.36%
#Societe Financement de l'Economie Francaise 144A 2.125% 1/30/12	1,240,000	1,257,448
		1,257,448
Total Sovereign Agencies (cost $1,762,855)		1,786,773

Supranational Banks – 0.07%
European Investment Bank 3.125% 6/4/14	245,000	250,990
Total Supranational Banks (cost $244,027)		250,990

U.S. Treasury Obligations – 23.09%
U.S. Treasury Notes
1.00% 9/30/11	32,865,000	32,900,954
*1.375% 9/15/12	12,515,000	12,497,404
2.375% 9/30/14	34,870,000	34,970,879
¥*3.625% 8/15/19	225,000	231,012
Total U.S. Treasury Obligations (cost $80,312,452)		80,600,249

	Number of
	Shares
Preferred Stock – 0.43%
•PNC Financial Services Group 8.25%	1,590,000	1,515,815
Total Preferred Stock (cost $1,368,143)		1,515,815

	Principal
	Amount
≠Discount Notes – 14.41%
Fannie Mae 0.04% 10/14/09	$24,271,976	24,271,599
Federal Home Loan Bank
0.001% 10/1/09	9,695,120	9,695,120
0.01% 10/9/09	4,899,638	4,899,623
0.03% 10/28/09	1,638,929	1,638,911
0.04% 10/30/09	9,799,276	9,799,158
Total Discount Notes (cost $50,304,225)		50,304,411

Total Value of Securities Before Securities Lending Collateral – 108.46%
(cost $367,354,641)		378,566,333

	Number of
	Shares
Securities Lending Collateral** – 0.70%
Mellon GSL DBT II Collateral Fund	855,563	855,563
BNY Mellon SL DBT II Liquidating Fund	1,589,148	1,569,399
@†Mellon GSL Reinvestment Trust II	70,018	7
Total Securities Lending Collateral (cost $2,514,729)		2,424,969

Total Value of Securities – 109.16%
(cost $369,869,370)		380,991,302 ©
Obligation to Return Securities Lending Collateral** – (0.72%)		(2,514,729)
Liabilities Net of Receivables and Other Assets (See Notes) – (8.44%)		(29,447,276)
Net Assets Applicable to 35,208,583 Shares Outstanding – 100.00%		$349,029,297

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $17,988,448, which represented 5.15% of the Series’ net assets. See Note 6 in "Notes."
*Fully or partially on loan.
**See Note 5 in "Notes."
©Includes $2,457,936 of securities loaned.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of restricted securities was $52,445 or 0.02% of the Series' net assets. See Note 6 in “Notes.” @Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $366,348, which represented 0.10% of the Series’ net assets. See Note 6 in "Notes."
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
fStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
yr – Year

The following financial futures contracts were outstanding at September 30, 2009:

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
38 U.S. Treasury 5 yr Notes	$4,356,729	$4,411,562	12/31/09	$54,833

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$369,871,603
Aggregate unrealized appreciation	11,824,723
Aggregate unrealized depreciation	(705,024)
Net unrealized appreciation	$11,119,699

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $1,793,037 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $82,894 expires in 2010; and $226,584 expires in 2013; $238,048 expires in 2014; $237,966 expires in 2015 and $1,007,545 expires in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$106,497,557	$1,455,757	$107,953,314
Corporate Debt	-	129,056,997	-	129,056,997
Foreign Debt	-	6,201,003	849,524	7,050,527
Municipal Bonds	-	2,085,020		2,085,020
U.S. Treasury Obligations	80,600,249	-	-	80,600,249
Short-Term	-	50,304,411	-	50,304,411
Securities Lending Collateral	855,563	1,569,399	7	2,424,969
Other	-	1,515,815	-	1,515,815
Total	$81,455,812	$297,230,202	$2,305,288	$380,991,302

Derivatives	$-	$54,833	$-	$54,833

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Asset-Backed
	and		Securities
	Mortgage-Backed	Corporate	Lending
	Securities	Debt	Collateral	Total
Balance as of 12/31/08	$546,320	$-	$2,311	$548,631
Net purchases, sales,
and settlements	870,307	818,909	-	1,689,216
Net realized gain (loss)	8,084	-	-	8,084
Net transfers in and out of level 3	(89,141)	-	-	(89,141)
Net change in unrealized
appreciation/depreciation	120,187	30,615	(2,304)	148,498
Balance as of 9/30/09	$1,455,757	$849,524	$7	$2,305,288

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/09	$120,187	$30,615	$(2,304)	$148,498

3. Derivatives
The Series applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging (ACS 815). ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at September 30, 2009.

Futures Contracts
The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended September 30, 2009, the Series did not enter into any CDS contracts as a seller of protection. There were no CDS contracts outstanding at September 30, 2009.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of portfolio holdings.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $2,457,936, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

8. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855(ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Cash Reserve Series

September 30, 2009

	Principal
	Amount	Value
Agency Obligations– 3.92%
Federal Home Loan Bank Discount Note
≠0.516% 10/19/10	$500,000	$499,917
1.15% 4/16/10	250,000	250,000
Total Agency Obligations (cost $749,917)		749,917

Certificates of Deposit – 5.23%
Bank of Nova Scotia Housing 0.24% 11/18/09	250,000	250,000
•Barclays Bank New York 0.82% 10/16/09	250,000	250,000
Rabobank Nederland New York 0.39% 2/16/10	250,000	250,000
Toronto Dominion Bank New York 0.95% 12/22/09	250,000	250,000
Total Certificates of Deposit (cost $1,000,000)		1,000,000

Commercial Paper – 64.47%
Colleges and Universities – 17.77%
≠Cornell University 0.35% 10/28/09	250,000	249,934
Emory University
0.25% 12/8/09	250,000	250,000
0.35% 10/22/09	250,000	250,000
≠Leland Stanford Junior University 0.451% 10/6/09	250,000	249,984
Massachusetts Health & Education Facilities Authority (Harvard University)
0.30% 11/30/09	250,000	250,000
0.35% 10/1/09	250,000	250,000
≠University of California
0.25% 12/8/09	250,000	249,882
0.351% 11/17/09	250,000	249,886
≠University of Chicago
0.28% 1/6/10	250,000	249,811
0.30% 10/7/09	250,000	249,988
≠Vanderbilt University 0.451% 11/16/09	250,000	249,856
≠Yale University
0.331% 2/3/10	250,000	249,714
0.351% 1/12/10	400,000	399,599
		3,398,654
Consumer Products – 1.31%
≠Procter & Gamble International Finance 0.22% 12/9/09	250,000	249,895
		249,895
Financial Services – 9.78%
≠Allianz Finance 0.16% 10/16/09	605,000	604,959
≠CME Group 0.18% 10/26/09	500,000	499,938
≠General RE 0.16% 10/16/09	250,000	249,983
Novartis Finance 0.08% 10/1/09	265,000	265,000
≠Societe Generale North America 0.25% 12/15/09	250,000	249,870
		1,869,750
Industrial – 12.03%
≠Coca-Cola 0.35% 11/2/09	250,000	249,922
Koch Resources 0.071% 10/1/09	250,000	250,000
≠Koch Resources 0.20% 10/19/09	400,000	399,960
≠L'OREAL USA 0.16% 11/9/09	350,000	349,939
≠Medtronic 0.20% 12/3/09	250,000	249,913
Northern Illinois Gas 0.06% 10/1/09	500,000	500,001
≠NYSE Euronext 0.16% 10/7/09	300,000	299,992
		2,299,727
Mortgage Bankers & Brokers – 19.66%
Bank of Montreal 0.21% 10/1/09	250,000	250,000
≠BNP Paribas Finance
0.29% 11/5/09	250,000	249,930
0.31% 10/8/09	250,000	249,985
≠DnB Nor Bank
0.20% 10/26/09	250,000	249,965
0.23% 12/7/09	250,000	249,893
≠ING Funding
0.401% 1/6/10	250,000	249,731
0.411% 11/9/09	250,000	249,889
≠JPMorgan Chase Bank 0.21% 10/13/09	386,000	385,973
JPMorgan Chase Funding 0.19% 10/1/09	375,000	375,000
≠KFW 0.20% 11/16/09	250,000	249,936

≠National Australian Funding 0.35% 11/2/09	250,000	249,922
≠Nordea North America 0.26% 11/2/09	500,000	499,883
≠Westpac Bank 0.36% 10/7/09	250,000	249,985
		3,760,092
Pharmaceuticals – 2.61%
≠GlaxoSmithKline Finance 0.17% 10/7/09	250,000	249,993
≠Pfizer 0.512% 2/1/10	250,000	249,564
		499,557
Sovereigns – 1.31%
Quebec Province 0.17% 10/9/09	250,000	249,991
		249,991
Total Commercial Paper (cost $12,327,666)		12,327,666

Corporate Bonds – 13.10%
Banking – 9.14%
•Barclays Bank 1.66% 1/13/10	250,000	249,967
•Goldman Sachs Group 0.548% 3/2/10	250,000	248,263
•Morgan Stanley 0.789% 1/15/10	250,000	247,205
PNC Funding 4.50% 3/10/10	250,000	249,865
Santander Central Hispano Issuances 7.625% 11/3/09	250,000	250,567
Wells Fargo
•0.926% 1/29/10	250,000	250,000
1.483% 1/15/10	250,000	251,325
		1,747,192
Consumer Products – 2.65%
•Proctor & Gamble International Funding 0.714% 2/8/10	250,000	250,000
Wal-Mart Stores 4.125% 7/1/10	250,000	256,916
		506,916
Financial Services – 1.31%
Credit Suisse USA 4.125% 1/15/10	250,000	250,713
		250,713
Total Corporate Bonds (cost $2,504,821)		2,504,821

Municipal Bonds – 5.40%
California State Revenue Anticipation Notes Subordinate Series A-1 3.00% 5/25/10	250,000	252,804
•Irvine California University School District Special Tax Adjacent (Community Facilities District
06-1 Notes) 0.28% 3/1/12	250,000	250,000
•Massachusetts State Development Financial Agency Revenue Refunding (College of Holy
Cross) Series A 0.25% 9/1/37	250,000	250,000
•Metropolitan Government Nashville & Davidson County, Tennessee Health & Education
Facilities Broad Revenue Refunding (Vanderbilt University) Series A 0.40% 7/1/18	280,000	280,000
Total Municipal Bonds (cost $1,032,804)		1,032,804

≠Discount Notes – 8.36%
Federal Home Loan Bank Discount Note 0.16% 11/13/09	1,200,000	1,199,770
Freddie Mac Discount Note 0.16% 11/23/09	400,000	399,906
Total Discount Notes (cost $1,599,676)		1,599,676

Total Value of Securities – 100.48%
(cost $19,214,884)©		19,214,884
Liabilities Net of Receivables and Other Assets (See Notes) – (0.48%)		(92,720)
Net Assets Applicable to 19,121,345 Shares Outstanding – 100.00%		$19,122,164

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP® Trust – Delaware VIP Cash Reserve Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $52,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the Section 820-10 fair value hierarchy levels as of September 30, 2009:

Level 2
Agency, Asset-Backed &
Mortgage-Backed Securities	$749,917
Corporate Debt	2,504,821
Municipal Bonds	1,032,804
Short-Term	14,927,342
Total	$19,214,884

There were no Level 3 securities at the beginning or end of the period

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Series' liquidity procedures.

4. Guaranty Program
The Series participated in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) which expired on September 18, 2009.

The Program was designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applied for and paid a fee to participate in the Program.

The Program provided coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program was reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 were not covered by the Program. If a shareholder who owned shares covered by the Program closed his or her account or transfers the shares to a new account, the shares were not covered by the Program.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Trend Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 98.03%²
Basic Industry/Capital Goods – 8.60%
*Bucyrus International Class A	155,200	$5,528,224
*Dynamic Materials	181,200	3,616,752
†*Itron	70,400	4,515,456
†*Mettler-Toledo International	25,300	2,291,927
†*Middleby	90,700	4,989,407
†*Tetra Tech	123,300	3,271,149
*Titan International	242,600	2,159,140
		26,372,055
Business Services – 7.49%
†*Clean Harbors	44,300	2,492,318
†Emergency Medical Services Class A	96,400	4,482,600
†*FTI Consulting	71,700	3,055,137
†Geo Group	231,700	4,673,389
†Net 1 UEPS Technologies	211,600	4,435,136
Solera Holdings	123,300	3,835,863
		22,974,443
Consumer Non-Durables – 9.88%
†*Aeropostale	104,100	4,525,227
†FGX International Holdings	100,500	1,401,975
†*LKQ	224,800	4,167,792
†*lululemon Athletica	203,352	4,626,258
*Penske Automotive Group	88,400	1,695,512
†*Titan Machinery	257,000	3,217,640
†*Tractor Supply	65,800	3,186,036
†Ulta Salon Cosmetics & Fragrance	453,200	7,482,332
		30,302,772
Consumer Services – 8.03%
†*BJ's Restaurants	198,000	2,968,020
†*@Cardtronics	726,600	5,682,012
†First Cash Financial Services	159,500	2,732,235
†*Gaylord Entertainment	99,500	1,999,950
†*P.F. Chang's China Bistro	38,100	1,294,257
†*RHI Entertainment	318,900	1,014,102
†*Royal Caribbean Cruises	43,500	1,047,480
†*Texas Roadhouse Class A	279,200	2,965,104
†*WMS Industries	77,000	3,431,120
†*Wynn Resorts	21,000	1,488,690
		24,622,970
Energy – 4.25%
*Carbo Ceramics	72,650	3,745,108
*Core Laboratories	43,189	4,452,354
†*Goodrich Petroleum	129,400	3,339,814
†*SunPower Class A	50,600	1,512,434
		13,049,710
Financials – 4.21%
Hanover Insurance Group	89,900	3,715,567
Lazard Class A	61,300	2,532,303
†ProAssurance	69,200	3,611,548
†Stifel Financial	55,700	3,057,930
		12,917,348
Health Care – 23.73%
†@Abraxis BioScience	240,168	8,737,312
†*CardioNet	603,200	4,053,504
†Celera	607,800	3,786,594
†*Charles River Laboratories International	218,700	8,087,526
†Cypress Bioscience	230,305	1,881,592
Healthcare Services Group	222,400	4,083,264
†*Human Genome Sciences	193,000	3,632,260

†Ligand Pharmaceuticals Class B	314,913	727,449
†Martek Biosciences	87,700	1,981,143
†Masimo	123,500	3,235,700
†*ONYX Pharmaceuticals	90,100	2,700,297
*PDL BioPharma	348,400	2,745,392
*Perrigo	190,000	6,458,100
†Regeneron Pharmaceuticals	107,100	2,067,030
†*Savient Pharmaceuticals	479,200	7,283,840
†Syneron Medical	256,800	2,930,088
†*Vanda Pharmaceutical	256,100	2,981,004
†*Wright Medical Group	302,600	5,404,436
		72,776,531
Technology – 28.54%
Applied Signal Technology	124,000	2,885,480
†Arris Group	348,900	4,539,189
†*Aruba Networks	215,700	1,906,788
†BigBand Networks	711,100	2,851,511
†Brocade Communications Systems	838,500	6,590,610
†Cogent	299,300	3,022,930
†*CommScope	260,000	7,781,799
†F5 Networks	151,100	5,988,093
Henry (Jack) & Associates	126,400	2,966,608
†*Lam Research	101,100	3,453,576
†*Nuance Communications	398,900	5,967,544
†Phase Forward	7,699	108,094
†*Polycom	185,400	4,959,450
†Riverbed Technology	139,000	3,052,440
†SmartHeat	66,800	792,916
†Smith Micro Software	312,100	3,857,556
†*Sybase	146,400	5,694,960
†*Teradyne	520,400	4,813,700
†TriQuint Semiconductor	828,400	6,395,248
†*Varian Semiconductor Equipment Associates	109,600	3,599,264
†*Veeco Instruments	176,400	4,113,648
†Volterra Semiconductor	118,700	2,180,519
		87,521,923
Transportation – 3.30%
Genco Shipping & Trading	65,900	1,369,402
*Hunt (J.B.) Transport Services	145,300	4,668,489
Knight Transportation	212,000	3,557,360
†*Marten Transport	30,500	520,330
		10,115,581
Total Common Stock (cost $252,018,209)		300,653,333

	Principal
	Amount
≠Discount Notes – 2.38%
Fannie Mae 0.04% 10/14/09	$4,306,745	4,306,679
Federal Home Loan Bank
0.001% 10/1/09	1,720,272	1,720,272
0.01% 10/9/09	381,669	381,668
0.03% 10/28/09	127,668	127,667
0.04% 10/30/09	763,339	763,329
Total Discount Notes (cost $7,299,603)		7,299,615

Total Value of Securities Before Securities Lending Collateral – 100.41%
(cost $259,317,812)		307,952,948
	Number of
	Shares
Securities Lending Collateral** – 11.80%
Mellon GSL DBT II Collateral Fund	23,347,939	23,347,939
BNY Mellon SL DBT II Liquidating Fund	12,999,288	12,845,896
@†Mellon GSL Reinvestment Trust II	462,002	46
Total Securities Lending Collateral (cost $36,809,229)		36,193,881

Total Value of Securities – 112.21%
(cost $296,127,041)		344,146,829 ©
Obligation to Return Securities Lending Collateral** – (12.00%)		(36,809,229)
Liabilities net of receivables and other assets (See Notes) – (0.21%)		(645,616)
Net Assets Applicable to 12,873,796 Shares Outstanding – 100.00%		$306,691,984

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $14,419,370, which represented 4.70% of the Series’ net assets. See Note 4 in "Notes"
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $35,975,860 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Trend Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$300,864,111
Aggregate unrealized appreciation	59,286,966
Aggregate unrealized depreciation	(16,004,248)
Net unrealized appreciation	$43,282,718

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $22,165,948 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$300,653,333	$-	$-	$300,653,333
Short-Term	-	7,299,615	-	7,299,615
Securities Lending Collateral	23,347,939	12,845,896	46	36,193,881
Total	$324,001,272	$20,145,511	$46	$344,146,829

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$15,246
Net change in unrealized
appreciation/depreciation	(15,200)
Balance as of 9/30/09	$46

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(15,200)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $35,975,860, for which the Series received collateral, comprised of non-cash collateral valued at $147,609, and cash collateral of $36,809,229. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Small Cap Value Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 98.87%
Basic Industry – 11.15%
*Albemarle	387,500	$13,407,500
†Crown Holdings	607,200	16,515,840
Cytec Industries	363,800	11,812,586
FMC	294,500	16,565,625
Kaiser Aluminum	125,700	4,570,452
†Thompson Creek Metals	605,900	7,313,213
Valspar	373,100	10,263,981
		80,449,197
Business Services – 3.22%
Brink's	218,200	5,871,762
†Brink's Home Security Holdings	274,400	8,448,776
†United Stationers	113,300	5,394,213
Viad	178,200	3,547,962
		23,262,713
Capital Spending – 7.87%
*Actuant Class A	478,800	7,689,528
†Altra Holdings	259,200	2,900,448
†Casella Waste Systems	187,200	550,368
†Colfax	100,200	1,065,126
*†Gardner Denver	269,400	9,396,672
Insteel Industries	330,400	3,948,280
Mueller Water Products Class A	806,584	4,420,080
*Regal Beloit	155,900	7,126,189
*Wabtec	119,000	4,466,070
*Walter Energy	253,100	15,201,186
		56,763,947
Consumer Cyclical – 1.98%
*Autoliv	100,000	3,360,000
MDC Holdings	314,000	10,908,360
		14,268,360
Consumer Services – 13.32%
*bebe Stores	332,200	2,444,992
Cato Class A	457,200	9,276,588
*†CEC Entertainment	219,200	5,668,512
*†Children's Place Retail Stores	171,700	5,144,132
*†Collective Brands	212,200	3,677,426
Finish Line Class A	470,600	4,781,296
†Genesco	263,500	6,342,445
*†Jack in the Box	312,900	6,411,321
Men's Wearhouse	269,400	6,654,180
*Meredith	259,500	7,769,430
*Movado Group	370,100	5,377,553
PETsMART	340,900	7,414,575
Phillips-Van Heusen	121,000	5,177,590
†Skechers USA Class A	203,300	3,484,562
Stage Stores	426,325	5,525,172
*†Warnaco Group	184,100	8,074,626
Wolverine World Wide	63,650	1,581,066
†Zale	177,700	1,270,555
		96,076,021
Consumer Staples – 2.54%
Del Monte Foods	1,171,100	13,561,338
Schweitzer-Mauduit International	87,600	4,761,936
		18,323,274
Energy – 7.26%
*†Encore Acquisition	151,500	5,666,100
*†Forest Oil	280,000	5,479,600
†Newfield Exploration	374,400	15,934,464
Southwest Gas	397,000	10,155,260
†Whiting Petroleum	263,100	15,149,298
		52,384,722
Financial Services – 21.73%
Bank of Hawaii	296,200	12,304,148
Berkley (W.R.)	267,243	6,755,903
Boston Private Financial Holdings	700,800	4,562,208
Community Bank System	299,800	5,477,346

CVB Financial	296,500	2,250,435
East West Bancorp	716,100	5,943,630
First Financial Bancorp	359,000	4,325,950
First Midwest Bancorp	355,000	4,000,850
Hancock Holding	289,000	10,857,730
Harleysville Group	340,300	10,770,495
Independent Bank	364,800	8,073,024
Infinity Property & Casualty	280,500	11,915,640
NBT Bancorp	500,500	11,281,270
Platinum Underwriters Holdings	533,000	19,102,720
S&T Bancorp	168,900	2,188,944
Selective Insurance Group	734,500	11,553,685
*StanCorp Financial Group	119,600	4,828,252
Sterling Bancshares	1,218,600	8,907,966
Univest Corporation of PA	65,800	1,425,886
Validus Holdings	280,721	7,242,607
Wesbanco	195,700	3,025,522
		156,794,211
Health Care – 3.46%
†Alliance HealthCare Services	392,800	2,223,248
Service Corporation International	1,225,800	8,592,858
*STERIS	154,800	4,713,660
Universal Health Services Class B	152,100	9,419,553
		24,949,319
Real Estate – 5.79%
Brandywine Realty Trust	588,633	6,498,508
*Education Realty Trust	408,700	2,423,591
Government Properties Income Trust	197,500	4,741,975
Highwoods Properties	422,700	13,293,916
Walter Investment Management	128,522	2,058,922
Washington Real Estate Investment Trust	443,200	12,764,160
		41,781,072
Technology – 14.87%
*†Amkor Technology	1,020,500	7,021,040
†Brocade Communications Systems	613,200	4,819,752
†Checkpoint Systems	379,600	6,240,624
†Cirrus Logic	1,414,000	7,861,840
†Compuware	829,000	6,076,570
†Electronics for Imaging	330,000	3,719,100
*†ON Semiconductor	613,000	5,057,250
*†Parametric Technology	647,700	8,951,214
†Premiere Global Services	621,950	5,168,405
@QAD	358,500	1,631,175
*†Sybase	295,700	11,502,730
†Synopsys	621,100	13,925,062
*†Tech Data	411,000	17,101,710
*†Vishay Intertechnology	1,040,200	8,217,580
		107,294,052
Transportation – 3.25%
*Alexander & Baldwin	359,400	11,533,146
*†Kirby	215,500	7,934,710
*†Saia	247,800	3,984,624
		23,452,480
Utilities – 2.43%
*Black Hills	162,600	4,092,642
†El Paso Electric	551,700	9,748,539
*Otter Tail	152,700	3,654,111
		17,495,292
Total Common Stock (cost $677,621,661)		713,294,660

	Principal
	Amount
≠Discount Notes – 1.03%
Fannie Mae 0.04% 10/14/09	$4,573,996	4,573,926
Federal Home Loan Bank
0.001% 10/1/09	1,827,022	1,827,022
0.01% 10/9/09	299,837	299,836
0.03% 10/28/09	100,296	100,294
0.04% 10/30/09	599,675	599,667
Total Discount Notes (cost $7,400,738)		7,400,745

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $685,022,399)		720,695,405

	Number of
	Shares
Securities Lending Collateral** – 10.15%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,445,472	36,445,472
BNY Mellon SL DB II Liquidating Fund	37,188,406	36,749,583
†@Mellon GSL Reinvestment Trust II	1,155,865	116
Total Securities Lending Collateral (cost $74,789,743)		73,195,171

Total Value of Securities – 110.05%
(cost $759,812,142)		793,890,576	©
Obligation to Return Securities Lending Collateral** – (10.37%)		(74,789,743)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.32%		2,308,417
Net Assets Applicable to 31,705,165 Shares Outstanding – 100.00%		$721,409,250

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $1,631,291, which represented 0.23% of the Series' net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $72,679,013 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$760,435,321
Aggregate unrealized appreciation	140,366,768
Aggregate unrealized depreciation	(106,911,513)
Net unrealized appreciation	$33,455,255

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $8,993,730 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$713,294,660	$-	$-	$713,294,660
Short-Term	-	7,400,745	-	7,400,745
Securities Lending Collateral	36,445,472	36,749,583	116	73,195,171
Total	$749,740,132	$44,150,328	$116	$793,890,576

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$38,144
Net change in unrealized
appreciation/depreciation	(38,028)
Balance as of 9/30/09	$116

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(38,028)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $72,679,013, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 99.20%²
Basic Industry/Capital Goods – 5.18%
*Praxair	65,000	$5,309,850
Syngenta ADR	95,000	4,365,250
		9,675,100
Business Services – 18.80%
*Expeditors International of Washington	161,000	5,659,150
†Google Class A	18,000	8,925,300
*MasterCard Class A	31,000	6,266,650
*United Parcel Service Class B	100,000	5,647,000
*Visa Class A	125,000	8,638,750
		35,136,850
Consumer Non-Durables – 9.42%
*NIKE Class B	100,000	6,470,000
Procter & Gamble	84,000	4,865,280
*Staples	270,000	6,269,400
		17,604,680
Consumer Services – 1.57%
*Weight Watchers International	107,100	2,938,824
		2,938,824
Energy – 3.58%
EOG Resources	80,000	6,680,800
		6,680,800
Financials – 9.53%
Bank of New York Mellon	198,000	5,740,020
CME Group	19,000	5,855,610
†IntercontinentalExchange	64,000	6,220,160
		17,815,790
Health Care – 20.27%
*Allergan	155,000	8,797,800
†Gilead Sciences	130,000	6,055,400
†Medco Health Solutions	125,000	6,913,750
Novo-Nordisk ADR	89,800	5,652,910
UnitedHealth Group	145,500	3,643,320
Walgreen	182,000	6,819,540
		37,882,720
Technology – 30.85%
*†Adobe Systems	147,500	4,873,400
†Apple	52,000	9,639,240
†Crown Castle International	240,000	7,526,400
†Intuit	237,700	6,774,450
†priceline.com	16,900	2,802,358
QUALCOMM	201,000	9,040,980
†Symantec	280,000	4,611,600
†Teradata	218,000	5,999,360
*†VeriSign	270,000	6,396,300
		57,664,088
Total Common Stock (cost $180,163,441)		185,398,852

	Principal
	Amount
≠Discount Notes – 1.20%
Fannie Mae 0.04% 10/14/09	$1,357,693	1,357,672
Federal Home Loan Bank
0.001% 10/1/09	542,313	542,313
0.01% 10/9/09	104,454	104,453
0.03% 10/28/09	34,940	34,939
0.04% 10/30/09	208,907	208,905
Total Discount Notes (cost $2,248,279)		2,248,282

Total Value of Securities Before Securities Lending Collateral – 100.40%
(cost $182,411,720)		187,647,134

	Number of
	Shares
Securities Lending Collateral** – 7.45%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,550,413	7,550,413
BNY Mellon SL DB II Liquidating Fund	6,445,202	6,369,149
†@Mellon GSL Reinvestment Trust II	289,789	29
Total Securities Lending Collateral (cost $14,285,404)		13,919,591

Total Value of Securities – 107.85%
(cost $196,697,124)		201,566,725 ©
Obligation to Return Securities Lending Collateral** – (7.64%)		(14,285,404)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(380,961)
Net Assets Applicable to 28,951,564 Shares Outstanding – 100.00%		$186,900,360

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $29, which represented 0.00% of the Series' net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $13,920,533 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust - Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$198,365,141
Aggregate unrealized appreciation	13,683,394
Aggregate unrealized depreciation	(10,481,810)
Net unrealized appreciation	$3,201,584

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $7,434,024 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$185,398,852	$-	$-	$185,398,852
Short-Term	-	2,248,282	-	2,248,282
Securities Lending Collateral	7,550,413	6,369,149	29	13,919,591
Total	$192,949,265	$8,617,431	$29	$201,566,725

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$9,563
Net change in unrealized
appreciation/depreciation	(9,534)
Balance as of 9/30/09	$29

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(9,534)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $13,920,533, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

September 30, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	302,286	$280,124
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.59% 11/25/32		8,554	8,431
Total Agency Asset-Backed Securities (cost $309,517)			288,555

Agency Collateralized Mortgage Obligations – 1.99%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		114,943	126,086
Series 2001-50 BA 7.00% 10/25/41		152,400	166,878
Series 2002-90 A1 6.50% 6/25/42		13,930	15,049
Series 2002-90 A2 6.50% 11/25/42		49,943	53,956
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,232,626
Series 2003-122 AJ 4.50% 2/25/28		88,793	91,992
Series 2005-110 MB 5.50% 9/25/35		554,610	582,740
Series 2006-M2 A2F 5.259% 5/25/20		320,000	343,411
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,219	1,358
Series 2001-T8 A2 9.50% 7/25/41		11,175	12,193
Series 2002-T4 A3 7.50% 12/25/41		23,857	26,616
Series 2004-T1 1A2 6.50% 1/25/44		27,496	29,705
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		42,258	46,272
Series 2004-W9 2A1 6.50% 2/25/44		7,531	8,136
Series 2004-W11 1A2 6.50% 5/25/44		78,947	85,290
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		103,716	109,180
Series 2326 ZQ 6.50% 6/15/31		107,195	116,467
Series 2541 JB 5.00% 2/15/16		67,011	67,959
Series 2557 WE 5.00% 1/15/18		1,365,000	1,453,727
Series 2622 PE 4.50% 5/15/18		3,510,000	3,677,299
Series 2662 MA 4.50% 10/15/31		243,821	251,101
Series 2687 PG 5.50% 3/15/32		1,250,000	1,306,710
Series 2694 QG 4.50% 1/15/29		965,000	1,007,016
Series 2762 LG 5.00% 9/15/32		3,895,000	4,114,481
Series 2809 DC 4.50% 6/15/19		1,000,000	1,044,380
Series 2872 GC 5.00% 11/15/29		625,000	659,865
Series 2890 PC 5.00% 7/15/30		1,520,000	1,596,662
Series 3022 MB 5.00% 12/15/28		165,000	173,065
Series 3128 BC 5.00% 10/15/27		3,895,000	4,094,038
Series 3131 MC 5.50% 4/15/33		930,000	993,715
Series 3337 PB 5.50% 7/15/30		1,015,000	1,063,897
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		24,064	25,971
Series T-58 2A 6.50% 9/25/43		9,965	10,749
Total Agency Collateralized Mortgage Obligations (cost $24,237,314)			25,588,590

Agency Mortgage-Backed Securities – 7.62%
Fannie Mae
5.50% 1/1/13		83,902	85,342
6.50% 8/1/17		38,464	41,012
•Fannie Mae ARM
5.016% 8/1/35		302,057	316,958
5.044% 10/1/33		39,823	40,168
5.14% 11/1/35		821,851	858,959
5.546% 6/1/37		24,530	25,822
5.901% 8/1/37		908,299	958,860
Fannie Mae Relocation 15 yr 4.00% 9/1/20		731,747	731,844
Fannie Mae Relocation 30 yr
5.00% 11/1/33		33,532	34,434
5.00% 8/1/34		50,721	52,086
5.00% 11/1/34		52,187	53,592
5.00% 4/1/35		162,186	166,551
5.00% 10/1/35		262,055	269,109
5.00% 1/1/36		380,208	390,442
Fannie Mae S.F. 15 yr
5.00% 5/1/21		676,871	717,430
6.00% 12/1/22		3,886,325	4,151,992
Fannie Mae S.F. 20 yr 5.00% 8/1/28		3,295,969	3,442,482
Fannie Mae S.F. 30 yr
4.50% 3/1/39		1,319,334	1,338,294
5.00% 9/1/35		575,453	596,517
5.00% 12/1/36		6,359,080	6,591,849
5.00% 12/1/37		872,513	902,679
5.00% 1/1/38		1,371,793	1,419,219
5.00% 2/1/38		612,901	634,056
6.50% 2/1/36		1,699,901	1,829,281
6.50% 3/1/36		1,514,811	1,622,567
6.50% 9/1/36		388,877	416,540
6.50% 11/1/36		3,206,924	3,435,049
6.50% 2/1/37		1,188,844	1,273,413
6.50% 8/1/37		1,505,258	1,611,394
6.50% 10/1/37		2,184,421	2,338,445
6.50% 11/1/37		1,921,413	2,056,893
7.50% 3/1/32		866	967
7.50% 4/1/32		3,067	3,424

Fannie Mae S.F. 30 yr TBA
4.50% 10/1/39	17,075,000	17,293,765
5.00% 10/1/39	7,500,000	7,746,090
5.50% 10/1/39	7,500,000	7,844,535
•Freddie Mac ARM
4.413% 12/1/33	56,982	57,826
5.074% 4/1/34	3,683	3,781
5.677% 7/1/36	435,723	458,891
5.781% 8/1/37	20,925	21,927
5.919% 6/1/37	1,604,536	1,696,434
6.077% 10/1/37	796,365	843,233
6.116% 10/1/37	40,397	42,844
6.342% 2/1/37	1,271,446	1,352,412
Freddie Mac Relocation 30 yr 5.00% 9/1/33	77,699	79,815
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,539,866	1,620,874
5.00% 6/1/18	510,874	543,122
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,329,508	1,350,559
6.00% 2/1/36	2,662,145	2,817,880
6.50% 8/1/38	1,305,454	1,393,349
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/39	7,000,000	6,919,066
5.00% 10/1/39	6,860,000	7,087,238
*GNMA I S.F. 30 yr 7.00% 12/15/34	449,867	493,053
Total Agency Mortgage-Backed Securities (cost $95,581,246)		98,074,364

Commercial Mortgage-Backed Securities – 4.63%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	1,890,000	1,871,100
Series 2007-1A D 5.957% 4/15/37	315,000	302,400
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.398% 6/10/39	1,310,000	1,319,135
•Series 2005-1 A5 5.082% 11/10/42	2,515,000	2,544,578
•Series 2005-6 A4 5.179% 9/10/47	1,200,000	1,167,470
•Series 2005-6 AM 5.179% 9/10/47	485,000	414,928
Series 2006-4 A4 5.634% 7/10/46	1,780,000	1,650,099
•Series 2007-3 A4 5.658% 6/10/49	755,000	618,440
•Series 2007-4 AM 5.811% 2/10/51	1,010,000	725,034
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,454,000	2,412,018
•Series 2005-T20 A4A 5.15% 10/12/42	3,780,000	3,733,883
•Series 2006-PW12 A4 5.719% 9/11/38	1,185,000	1,150,440
Series 2006-PW14 A4 5.201% 12/11/38	3,360,000	3,116,816
Series 2007-PW15 A4 5.331% 2/11/44	2,085,000	1,876,867
•Series 2007-PW16 A4 5.719% 6/11/40	502,000	458,553
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	163,668	169,658
•Series 2005-C6 A5A 5.116% 6/10/44	2,490,000	2,368,524
Series 2006-C7 A2 5.69% 6/10/46	230,000	232,476
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.548% 2/15/39	115,000	116,172
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	90,000	90,450
Series 2006-1A B 5.362% 11/15/36	1,830,000	1,834,575
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	900,000	954,528
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38	1,815,000	1,759,244
Series 2005-GG4 A4 4.761% 7/10/39	1,020,000	930,008
Series 2005-GG4 A4A 4.751% 7/10/39	3,585,000	3,360,926
Series 2006-GG6 A4 5.553% 4/10/38	1,500,000	1,354,685
•@#Series 2006-RR3 A1S 144A 5.66% 7/18/56	695,000	194,600
•Series 2007-GG10 A4 5.805% 8/10/45	2,045,000	1,690,126
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	1,295,000	1,310,366
Series 2005-GG5 A5 5.224% 4/10/37	2,860,000	2,690,452
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	605,000	623,082
Series 2002-C2 A2 5.05% 12/12/34	345,000	352,134
Series 2003-C1 A2 4.985% 1/12/37	788,000	809,750
Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	812,446
Series 2005-LDP4 A4 4.918% 10/15/42	940,000	924,291
•Series 2005-LDP5 A4 5.179% 12/15/44	2,100,000	2,057,786
Series 2006-LDP9 A2 5.134% 5/15/47	1,850,000	1,774,684

Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	110,000	116,944
Series 2003-C8 A2 4.207% 11/15/27	33,050	33,349
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	133,864	134,570
•Merrill Lynch Mortgage Trust Series 2005-CKI1 A6 5.233% 11/12/37	900,000	892,748
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	110,000	104,500
Series 2004-T15 A4 5.27% 6/13/41	1,200,000	1,184,229
Series 2005-IQ9 A4 4.66% 7/15/56	400,000	390,707
Series 2006-IQ12 A4 5.332% 12/15/43	2,045,000	1,830,844
Series 2007-IQ14 A4 5.692% 4/15/49	570,000	466,206
•Series 2007-T27 A4 5.65% 6/11/42	3,910,000	3,689,800
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.366% 2/15/33	100,000	87,228
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	260,000	237,900
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	655,000	657,117
Total Commercial Mortgage-Backed Securities (cost $56,513,685)		59,598,866

Convertible Bonds – 1.73%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,645,000	1,239,919
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	2,080,000	2,113,799
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	550,000	481,250
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	1,030,000	827,863
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	220,000	199,925
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	195,000	189,638
Developers Diversified Realty
3.00% exercise price $74.75, expiration date 3/15/12	715,000	633,669
3.50% exercise price $64.23, expiration date 8/11/11	360,000	332,550
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	1,289,000	1,606,416
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10	8,600	881,500
General Cable 1.00% exercise price $83.93, expiration date 10/15/12	1,217,000	1,046,620
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	1,380,000	1,481,775
*Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	760,000	751,450
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	435,000	389,325
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
National City 4.00% exercise price $482.51, expiration date 2/1/11	2,140,000	2,166,749
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	1,170,000	1,035,450
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	1,435,000	1,300,469
Sinclair Broadcast Group 3.00% exercise price $19.65, expiration date 5/15/27	180,000	165,600
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	170,000	183,813
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	1,430,000	1,387,100
1.625% exercise price $168.61, expiration date 12/15/37	920,000	920,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	1,380,000	1,204,050
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	1,620,000	1,705,050
Total Convertible Bonds (cost $20,950,482)		22,243,980

Corporate Bonds – 61.05%
Banking – 7.24%
AgriBank 9.125% 7/15/19	2,600,000	2,816,544
•BAC Capital Trust XIV 5.63% 12/31/49	2,288,000	1,515,800
Bank of America
5.125% 11/15/14	510,000	521,724
5.30% 3/15/17	4,375,000	4,203,329
6.10% 6/15/17	4,455,000	4,487,762
Bank of New York Mellon 4.95% 3/15/15	980,000	1,045,578
Barclays Bank
5.20% 7/10/14	2,090,000	2,210,031
6.75% 5/22/19	3,600,000	4,033,620
#Barclays Bank 144A 6.05% 12/4/17	5,950,000	5,997,439
BB&T 6.85% 4/30/19	635,000	711,578
BB&T Capital Trust I 5.85% 8/18/35	1,005,000	865,299
BB&T Capital Trust II 6.75% 6/7/36	4,045,000	3,830,146
Capital One Capital V 10.25% 8/15/39	3,205,000	3,550,457
*Capital One Financial 7.375% 5/23/14	1,430,000	1,597,480
@#CoBank ACB 144A 7.875% 4/16/18	655,000	638,693
Credit Suisse/New York
5.30% 8/13/19	1,435,000	1,474,188
6.00% 2/15/18	1,665,000	1,746,046
JPMorgan Chase Capital XVIII 6.95% 8/17/36	1,855,000	1,784,250
JPMorgan Chase Capital XXII 6.45% 2/2/37	1,430,000	1,290,877
JPMorgan Chase Capital XXV 6.80% 10/1/37	8,453,000	8,533,431
KeyBank 6.95% 2/1/28	4,255,000	3,815,382
Mellon Bank 5.45% 4/1/16	895,000	958,414
•National City Bank 0.684% 6/7/17	435,000	349,345
PNC Bank 6.875% 4/1/18	3,385,000	3,625,037
PNC Funding
5.25% 11/15/15	235,000	241,222
5.625% 2/1/17	1,250,000	1,231,804
@Popular North America Capital Trust I 6.564% 9/15/34	1,034,000	771,945
•#Rabobank Nederland 144A 11.00% 12/29/49	2,910,000	3,574,702
#Russian Agricultural Bank 144A 6.299% 5/15/17	1,599,000	1,534,880
Silicon Valley Bank
5.70% 6/1/12	2,035,000	2,049,750
6.05% 6/1/17	905,000	845,342

U.S. Bank North America
4.80% 4/15/15	739,000	781,693
4.95% 10/30/14	525,000	563,837
•USB Capital IX 6.189% 4/15/49	6,460,000	5,022,650
VTB Capital 6.875% 5/29/18	310,000	310,775
#VTB Capital 144A 6.875% 5/29/18	2,060,000	2,039,400
Wachovia
5.25% 8/1/14	1,415,000	1,438,541
5.625% 10/15/16	1,945,000	2,033,587
•Wells Fargo Capital XIII 7.70% 12/29/49	6,815,000	6,031,275
Zions Bancorporation
5.50% 11/16/15	997,000	766,884
5.65% 5/15/14	655,000	503,012
6.00% 9/15/15	433,000	342,309
7.75% 9/23/14	1,760,000	1,576,763
		93,262,821
Basic Industry – 4.90%
Arcelormittal
6.125% 6/1/18	3,450,000	3,404,419
*9.00% 2/15/15	1,070,000	1,231,831
9.85% 6/1/19	1,585,000	1,877,791
California Steel Industries 6.125% 3/15/14	507,000	466,440
#•Cognis GmbH 144A 2.299% 9/15/13	820,000	692,900
#Compass Minerals International 144A 8.00% 6/1/19	904,000	918,690
Domtar 7.125% 8/15/15	300,000	295,500
Dow Chemical 8.55% 5/15/19	7,525,000	8,473,382
#Evraz Group 144A
8.875% 4/24/13	1,358,000	1,303,680
9.50% 4/24/18	1,215,000	1,167,919
#FMG Finance 144A 10.625% 9/1/16	1,095,000	1,218,188
Freeport-McMoRan Copper & Gold
*8.25% 4/1/15	367,000	390,827
8.375% 4/1/17	2,285,000	2,434,057
Georgia-Pacific 7.70% 6/15/15	279,000	283,185
#Georgia-Pacific 144A
7.00% 1/15/15	482,000	477,180
7.125% 1/15/17	417,000	409,703
8.25% 5/1/16	875,000	912,188
*#GTL Trade Finance 144A 7.25% 10/20/17	1,870,000	1,982,200
Huntsman International
7.875% 11/15/14	1,455,000	1,364,063
*8.375% 1/1/15	1,511,000	1,378,788
Innophos 8.875% 8/15/14	809,000	821,135
@#Innophos Holdings 144A 9.50% 4/15/12	362,000	356,570
Lubrizol 8.875% 2/1/19	3,655,000	4,519,184
#MacDermid 144A 9.50% 4/15/17	1,286,000	1,189,550
Massey Energy 6.875% 12/15/13	2,761,000	2,678,170
#Nalco 144A 8.25% 5/15/17	695,000	733,225
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15	1,082,173	768,343
Norske Skog Canada 8.625% 6/15/11	363,000	252,285
@#Norske Skogindustrier 144A 7.125% 10/15/33	565,000	296,625
#Novelis 144A 11.50% 2/15/15	1,048,000	1,063,720
@=Port Townsend 7.32% 8/27/12	200,788	145,571
@Potlatch 12.50% 12/1/09	682,000	686,395
#PTE Paper Escrow 144A 12.00% 8/1/14	270,000	292,135
Reliance Steel & Aluminum 6.85% 11/15/36	1,931,000	1,681,536
Ryerson
•7.858% 11/1/14	447,000	393,360
12.25% 11/1/15	220,000	210,100
#Sappi Papier Holding 144A 6.75% 6/15/12	1,621,000	1,501,213
#Severstal 144A 9.75% 7/29/13	440,000	442,750
Southern Copper 7.50% 7/27/35	2,446,000	2,449,808
#Steel Dynamics 144A 7.75% 4/15/16	2,030,000	2,050,300
#Teck Resources 144A
10.25% 5/15/16	381,000	432,435
10.75% 5/15/19	1,781,000	2,079,318
United States Steel 7.00% 2/1/18	778,000	748,323
Vale Overseas
*#144A 6.625% 9/25/19	845,000	846,056
6.875% 11/21/36	2,271,000	2,355,097
#Vedanta Resources 144A
8.75% 1/15/14	1,014,000	1,016,535
9.50% 7/18/18	1,005,000	994,950
Weyerhaeuser 7.375% 10/1/19	1,470,000	1,468,953
		63,156,573
Brokerage – 3.08%
Citigroup
6.375% 8/12/14	5,135,000	5,314,535
6.50% 8/19/13	4,970,000	5,221,706
•Citigroup Capital XXI 8.30% 12/21/57	695,000	624,631
•E*Trade Financial PIK 12.50% 11/30/17	1,560,000	1,739,400

Goldman Sachs Group
5.25% 10/15/13	1,340,000	1,423,856
5.95% 1/18/18	1,985,000	2,062,743
6.25% 9/1/17	1,883,000	1,994,558
6.75% 10/1/37	1,740,000	1,801,462
Jefferies Group
6.25% 1/15/36	665,000	533,377
6.45% 6/8/27	3,523,000	2,965,242
8.50% 7/15/19	950,000	1,007,128
JPMorgan Chase
6.00% 7/5/17	900,000	946,772
*6.00% 10/1/17	285,000	300,224
LaBranche 11.00% 5/15/12	3,118,000	3,024,460
Lazard Group
6.85% 6/15/17	1,441,000	1,422,512
7.125% 5/15/15	440,000	444,899
Morgan Stanley
5.375% 10/15/15	3,515,000	3,632,942
5.55% 4/27/17	1,750,000	1,746,026
6.00% 4/28/15	2,235,000	2,369,596
6.25% 8/28/17	1,010,000	1,052,904
		39,628,973
Capital Goods – 4.03%
Allied Waste North America
6.875% 6/1/17	3,380,000	3,575,194
7.125% 5/15/16	2,895,000	3,058,254
Anixter 10.00% 3/15/14	1,004,000	1,064,240
Associated Materials 9.75% 4/15/12	667,000	658,663
#BAE Systems Holdings 144A
4.95% 6/1/14	2,515,000	2,610,580
6.375% 6/1/19	3,525,000	3,896,626
Building Materials 7.75% 8/1/14	765,000	740,138
#BWAY 144A 10.00% 4/15/14	1,447,000	1,537,438
•#C8 Capital 144A 6.64% 12/31/49	1,160,000	897,071
#Case New Holland 144A 7.75% 9/1/13	1,000,000	1,000,000
Casella Waste Systems 9.75% 2/1/13	1,071,000	996,030
#Casella Waste Systems 144A 11.00% 7/15/14	470,000	495,850
#CPM Holdings 144A 10.625% 9/1/14	320,000	332,000
Crown Americas 7.625% 11/15/13	1,346,000	1,366,190
#Crown Americas 144A 7.625% 5/15/17	515,000	522,725
Eastman Kodak 7.25% 11/15/13	1,519,000	1,253,175
*Graham Packaging 9.875% 10/15/14	1,903,000	1,964,848
*Graphic Packaging International 9.50% 8/15/13	2,043,000	2,114,505
*#Graphic Packaging International 144A 9.50% 6/15/17	498,000	531,615
#Greif 144A 7.75% 8/1/19	590,000	610,650
Intertape Polymer 8.50% 8/1/14	415,000	323,700
Jabil Circuit 7.75% 7/15/16	798,000	813,960
JSG Funding 7.75% 4/1/15	835,000	738,975
L-3 Communications 6.125% 7/15/13	586,000	596,255
Moog 7.25% 6/15/18	359,000	346,435
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	347,000	356,543
#Plastipak Holdings 144A
8.50% 12/15/15	712,000	722,680
10.625% 8/15/19	783,000	833,895
Pregis 13.375% 10/15/13	1,538,000	1,461,100
Rbs Global/Rexnord
9.50% 8/1/14	1,085,000	1,057,875
*11.75% 8/1/16	618,000	562,380
Sanmina-SCI 8.125% 3/1/16	1,864,000	1,752,160
#Sealed Air 144A 7.875% 6/15/17	340,000	359,045
Solo Cup 8.50% 2/15/14	1,432,000	1,374,720
Terex 8.00% 11/15/17	995,000	917,888
Thermadyne Holdings 10.50% 2/1/14	808,000	694,880
Tyco International Finance
4.125% 10/15/14	1,285,000	1,280,541
8.50% 1/15/19	4,050,000	4,944,980
USG 6.30% 11/15/16	1,588,000	1,357,740
#USG 144A 9.75% 8/1/14	230,000	241,500
Waste Management
7.10% 8/1/26	1,595,000	1,748,013
7.375% 3/11/19	115,000	134,065
		51,845,122
Communications – 10.48%
Affinion Group 11.50% 10/15/15	810,000	836,325
America Movil Sab de CV 5.625% 11/15/17	1,213,000	1,260,131
AT&T 6.30% 1/15/38	1,270,000	1,334,996
AT&T Wireless 8.125% 5/1/12	4,994,000	5,701,564
Belo 6.75% 5/30/13	846,000	798,413
#*Cablevision Systems 144A 8.625% 9/15/17	785,000	814,438
#Cengage Learning Acquisitions 144A 10.75% 1/15/15	925,000	878,750
#Charter Communications Operating 144A
*10.00% 4/30/12	420,000	429,450
10.375% 4/30/14	527,000	540,175
*12.875% 9/15/14	3,273,000	3,559,387

Cincinnati Bell
7.00% 2/15/15		1,183,000	1,153,425
8.25% 10/15/17		1,480,000	1,458,725
Citizens Communications
6.25% 1/15/13		419,000	412,715
7.125% 3/15/19		1,017,000	963,608
Comcast 4.95% 6/15/16		2,250,000	2,304,684
#Cox Communications 144A
5.875% 12/1/16		1,410,000	1,484,251
6.95% 6/1/38		865,000	936,023
8.375% 3/1/39		2,485,000	3,074,986
*Cricket Communications 9.375% 11/1/14		3,121,000	3,183,420
#Cricket Communications 144A 7.75% 5/15/16		560,000	571,200
Crown Castle International 9.00% 1/15/15		1,537,000	1,617,693
#*CSC Holdings 144A
8.50% 4/15/14		483,000	509,565
8.50% 6/15/15		197,000	207,835
Deutsche Telekom International Finance
5.25% 7/22/13		2,055,000	2,193,408
6.00% 7/8/19		1,405,000	1,508,508
#Digicel 144A 9.25% 9/1/12		855,000	872,100
#Digicel Group 144A
8.875% 1/15/15		1,445,000	1,351,075
12.00% 4/1/14		1,385,000	1,551,200
#DigitalGlobe 144A 10.50% 5/1/14		521,000	554,865
DirecTV Holdings 7.625% 5/15/16		2,485,000	2,671,375
DISH DBS 7.125% 2/1/16		1,426,000	1,422,435
#DISH DBS 144A 7.875% 9/1/19		4,605,000	4,674,074
#Global Crossing 144A 12.00% 9/15/15		1,865,000	1,967,575
@Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,088,435
Hughes Network Systems/Finance 9.50% 4/15/14	USD	1,456,000	1,470,560
Inmarsat Finance 10.375% 11/15/12		2,849,000	2,962,960
#Intelsat Bermuda 144A 11.25% 2/4/17		3,388,000	3,379,529
Intelsat Jackson Holdings 11.25% 6/15/16		3,668,000	3,943,099
Intelsat Subsidiary Holding 8.875% 1/15/15		678,000	693,255
Interpublic Group 6.25% 11/15/14		1,573,000	1,496,316
#Interpublic Group 144A 10.00% 7/15/17		179,000	194,215
*Lamar Media 6.625% 8/15/15		1,456,000	1,351,955
Level 3 Financing
9.25% 11/1/14		982,000	870,298
12.25% 3/15/13		737,000	748,055
LIN Television 6.50% 5/15/13		245,000	215,600
Lucent Technologies 6.45% 3/15/29		597,000	457,451
#Mediacom Capital 144A 9.125% 8/15/19		1,070,000	1,104,775
*MetroPCS Wireless 9.25% 11/1/14		2,536,000	2,605,740
Nextel Communications 7.375% 8/1/15		3,407,000	3,074,818
Nielsen Finance
*10.00% 8/1/14		623,000	629,230
11.50% 5/1/16		285,000	300,675
11.625% 2/1/14		419,000	444,140
Ω12.50% 8/1/16		737,000	584,073
#Nielsen Finance 144A
11.50% 5/1/16		206,000	217,330
11.625% 2/1/14		143,000	151,580
#NII Capital 144A 10.00% 8/15/16		1,610,000	1,682,450
#Nordic Telephone Holdings 144A 8.875% 5/1/16		1,421,000	1,477,840
#PAETEC Holding 144A 8.875% 6/30/17		1,033,000	1,033,000
#Qwest 144A 8.375% 5/1/16		1,030,000	1,071,200
Qwest Communications International 7.50% 2/15/14		788,000	782,090
#Rainbow National Services 144A 10.375% 9/1/14		433,000	457,898
Shaw Communications 5.65% 10/1/19	CAD	1,499,000	1,423,599
Sinclair Broadcast Group 8.00% 3/15/12	USD	200,000	177,500
#Sirius XM Radio 144A 9.75% 9/1/15		180,000	184,500
Sprint Capital 8.75% 3/15/32		2,565,000	2,436,750
Sprint Nextel 6.00% 12/1/16		3,667,000	3,291,133
Telecom Italia Capital
4.00% 1/15/10		797,000	802,507
5.25% 10/1/15		3,985,000	4,130,834
6.20% 7/18/11		320,000	340,919
7.175% 6/18/19		2,415,000	2,699,557
Telesat Canada
11.00% 11/1/15		1,789,000	1,914,230
12.50% 11/1/17		691,000	739,370
#Terremark Worldwide 144A 12.00% 6/15/17		667,000	730,365
Time Warner Cable 6.75% 7/1/18		1,370,000	1,516,052
*Time Warner Telecom Holdings 9.25% 2/15/14		1,018,000	1,053,630
#Univision Communications 144A 12.00% 7/1/14		795,000	858,600
#UPC Holding 144A 9.875% 4/15/18		590,000	622,450
Videotron
6.375% 12/15/15		32,000	30,720
9.125% 4/15/18		630,000	685,125
#Videotron 144A 9.125% 4/15/18		287,000	312,113

#Vimpelcom 144A 9.125% 4/30/18	2,826,000	2,970,833
Virgin Media Finance
8.75% 4/15/14	644,000	660,100
9.50% 8/15/16	550,000	581,625
Visant Holding 8.75% 12/1/13	974,000	995,915
#Vivendi 144A
5.75% 4/4/13	3,455,000	3,588,217
6.625% 4/4/18	2,285,000	2,460,202
Vodafone Group
5.00% 12/16/13	480,000	512,396
5.00% 9/15/15	1,775,000	1,878,147
5.375% 1/30/15	2,035,000	2,183,382
#Wind Acquisition Finance 144A
10.75% 12/1/15	570,000	629,850
11.75% 7/15/17	1,455,000	1,647,788
*Windstream 8.125% 8/1/13	735,000	758,888
WPP Finance UK 8.00% 9/15/14	4,000,000	4,392,279
XM Satellite Radio Holdings PIK 10.00% 6/1/11	550,000	519,750
		135,016,267
Consumer Cyclical – 7.65%
#Allison Transmission 144A 11.00% 11/1/15	2,675,000	2,634,875
*ArvinMeritor 8.125% 9/15/15	1,620,000	1,417,500
Beazer Homes USA 8.625% 5/15/11	362,000	342,090
*Burlington Coat Factory Warehouse 11.125% 4/15/14	860,000	847,100
Carrols 9.00% 1/15/13	361,000	362,805
*Corrections Corporation of America 7.75% 6/1/17	1,220,000	1,265,750
w#CVS Pass Through Trust 144A 8.353% 7/10/31	6,522,397	7,278,564
Darden Restaurants 6.80% 10/15/37	1,830,000	1,953,435
Denny's Holdings 10.00% 10/1/12	275,000	279,125
#Duane Reade 144A 11.75% 8/1/15	25,000	26,375
Ford Motor 7.45% 7/16/31	3,200,000	2,608,000
Ford Motor Credit
*7.50% 8/1/12	2,805,000	2,694,939
7.80% 6/1/12	1,530,000	1,479,534
*8.00% 6/1/14	1,253,000	1,205,271
9.875% 8/10/11	375,000	380,482
12.00% 5/15/15	1,360,000	1,500,163
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,475,000	1,438,125
Gaylord Entertainment
6.75% 11/15/14	900,000	837,000
8.00% 11/15/13	871,000	897,130
Global Cash Access/Finance 8.75% 3/15/12	908,000	903,460
#GMAC 144A
6.00% 12/15/11	468,000	437,580
6.625% 5/15/12	1,240,000	1,153,200
6.875% 9/15/11	4,096,000	3,911,679
6.875% 8/28/12	2,083,000	1,937,190
*Goodyear Tire & Rubber
9.00% 7/1/15	954,000	994,545
10.50% 5/15/16	1,153,000	1,256,770
#Harrah's Operating 144A 10.00% 12/15/18	2,887,000	2,309,600
#Harrah's Operating Escrow 144A 11.25% 6/1/17	2,877,000	2,970,502
Interface 9.50% 2/1/14	223,000	222,164
#Interface 144A 11.375% 11/1/13	650,000	708,500
#Invista 144A 9.25% 5/1/12	1,047,000	1,052,235
K Hovnanian Enterprises
6.25% 1/15/15	585,000	447,525
7.50% 5/15/16	910,000	696,150
*11.50% 5/1/13	910,000	964,600
#Landry's Restaurants 144A 14.00% 8/15/11	615,000	620,381
Levi Strauss 9.75% 1/15/15	1,674,000	1,749,330
M/I Homes 6.875% 4/1/12	359,000	333,870
Macy's Retail Holdings
6.65% 7/15/24	2,746,000	2,179,294
8.875% 7/15/15	968,000	1,014,658
10.625% 11/1/10	542,000	571,453
Meritage Homes
6.25% 3/15/15	159,000	148,665
7.00% 5/1/14	985,000	928,363
*MGM MIRAGE
6.625% 7/15/15	415,000	322,663
7.50% 6/1/16	1,273,000	992,940
7.625% 1/15/17	896,000	703,360
#MGM MIRAGE 144A
11.125% 11/15/17	607,000	666,183
11.375% 3/1/18	1,225,000	1,157,625
13.00% 11/15/13	1,502,000	1,727,300
Mobile Mini
6.875% 5/1/15	629,000	577,108
9.75% 8/1/14	225,000	230,063
Mohawk Industries 6.875% 1/15/16	621,000	618,755
New Albertsons 7.25% 5/1/13	294,000	296,940

Nordstrom
6.25% 1/15/18		1,615,000	1,676,572
6.75% 6/1/14		2,585,000	2,838,575
*OSI Restaurant Partners 10.00% 6/15/15		1,166,000	1,034,825
Pinnacle Entertainment 7.50% 6/15/15		1,981,000	1,763,090
#Pinnacle Entertainment 144A 8.625% 8/1/17		745,000	752,450
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		981,000	1,025,145
Quiksilver 6.875% 4/15/15		2,140,000	1,610,350
*RITE AID 9.375% 12/15/15		2,241,000	1,832,018
Royal Caribbean Cruises
6.875% 12/1/13		15,000	14,063
*7.00% 6/15/13		955,000	914,413
Ryland Group 8.40% 5/15/17		1,088,000	1,172,320
#Sealy Mattress 144A 10.875% 4/15/16		349,000	386,518
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		1,901,000	1,378,225
#Speedway Motorsports 144A 8.75% 6/1/16		728,000	760,760
#Standard Pacific Escrow 144A 10.75% 9/15/16		1,080,000	1,069,200
Target
5.125% 1/15/13		2,180,000	2,349,776
7.00% 1/15/38		1,550,000	1,820,160
Tenneco 8.625% 11/15/14		1,772,000	1,670,110
*Toys R US
7.625% 8/1/11		404,000	399,960
7.875% 4/15/13		1,377,000	1,328,805
#Toys R US Property 144A 10.75% 7/15/17		702,000	758,160
#TRW Automotive 144A
7.00% 3/15/14		1,385,000	1,267,275
7.25% 3/15/17		810,000	716,850
#Volvo Treasury 144A 5.95% 4/1/15		3,200,000	3,200,703
*Wynn Las Vegas 6.625% 12/1/14		1,425,000	1,382,250
Yum Brands 6.875% 11/15/37		1,060,000	1,178,164
			98,553,651
Consumer Non-Cyclical – 6.91%
Alliance Healthcare Services I 7.25% 12/15/12		115,000	111,550
Alliance Imaging 7.25% 12/15/12		475,000	460,750
#Alliance One International 144A 10.00% 7/15/16		2,365,000	2,453,688
Ambev International Finance 9.50% 7/24/17	BRL	442,000	242,014
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	USD	1,105,000	1,180,343
6.875% 11/15/19		1,915,000	2,167,043
7.20% 1/15/14		2,135,000	2,405,919
*ARAMARK 8.50% 2/1/15		2,286,000	2,317,433
Bausch & Lomb 9.875% 11/1/15		2,610,000	2,747,025
Beckman Coulter
6.00% 6/1/15		2,600,000	2,839,808
7.00% 6/1/19		1,440,000	1,654,131
Biomet 11.625% 10/15/17		761,000	833,295
Biomet PIK 10.375% 10/15/17		698,000	745,115
#Bio-Rad Laboratories 144A 8.00% 9/15/16		515,000	535,600
#CareFusion 144A 6.375% 8/1/19		3,955,000	4,297,336
Community Health Systems 8.875% 7/15/15		2,066,000	2,122,815
Cornell 10.75% 7/1/12		239,000	244,975
Delhaize America 9.00% 4/15/31		1,495,000	1,972,482
Delhaize Group 5.875% 2/1/14		1,505,000	1,622,395
DJO Finance 10.875% 11/15/14		950,000	976,125
#Dole Food 144A
8.00% 10/1/16		705,000	711,169
*13.875% 3/15/14		877,000	1,032,668
HCA
6.50% 2/15/16		1,201,000	1,071,893
9.25% 11/15/16		3,806,000	3,943,967
*#HCA 144A 9.875% 2/15/17		120,000	127,800
HCA PIK 9.625% 11/15/16		416,000	433,680
•HealthSouth 7.218% 6/15/14		1,264,000	1,245,040
#Heinz (H.J.) Finance 144A 7.125% 8/1/39		1,040,000	1,235,113
Hospira 6.40% 5/15/15		3,010,000	3,350,699
#Ingles Markets 144A 8.875% 5/15/17		746,000	766,515
Inverness Medical Innovations 9.00% 5/15/16		1,167,000	1,162,624
*Iron Mountain
6.625% 1/1/16		322,000	312,340
8.00% 6/15/20		1,769,000	1,786,690
8.75% 7/15/18		243,000	253,935
Jarden 8.00% 5/1/16		1,273,000	1,311,190
#JBS USA Finance 144A 11.625% 5/1/14		1,502,000	1,622,160
Johnsondiversey Holdings 10.67% 5/15/13		717,000	691,905
Medco Health Solutions 7.125% 3/15/18		4,805,000	5,453,333
#M-Foods Holdings 144A 9.75% 10/1/13		406,000	419,195
Psychiatric Solutions 7.75% 7/15/15		978,000	948,660
#Psychiatric Solutions 144A 7.75% 7/15/15		1,047,000	989,415
Quest Diagnostics
5.45% 11/1/15		5,673,000	5,995,140
6.40% 7/1/17		1,970,000	2,145,635
RSC Equipment Rental 9.50% 12/1/14		1,594,000	1,546,180

Select Medical 7.625% 2/1/15	2,194,000	2,065,103
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	610,000	521,330
8.03% 10/1/20	205,000	177,186
#ServiceMaster PIK 144A 10.75% 7/15/15	995,000	952,713
Smithfield Foods 7.75% 5/15/13	1,688,000	1,510,760
#Smithfield Foods 144A 10.00% 7/15/14	495,000	522,225
Supervalu
7.50% 11/15/14	850,000	858,500
8.00% 5/1/16	1,062,000	1,104,480
Tenet Healthcare 7.375% 2/1/13	1,987,000	1,977,065
#Tyson Foods 144A 10.50% 3/1/14	840,000	955,500
UnitedHealth Group 6.00% 2/15/18	3,425,000	3,605,066
Universal Hospital Services PIK 8.50% 6/1/15	538,000	529,930
•US Oncology Holdings PIK 6.428% 3/15/12	2,324,240	2,033,710
Yankee Acquisition
*8.50% 2/15/15	635,000	600,075
9.75% 2/15/17	1,120,000	1,033,200
		88,933,631
Electric – 3.37%
AES
7.75% 3/1/14	150,000	151,875
*8.00% 10/15/17	529,000	534,951
8.00% 6/1/20	5,771,000	5,756,572
#AES 144A 8.75% 5/15/13	72,000	73,710
#Calpine Construction Finance 144A 8.00% 6/1/16	1,598,000	1,645,940
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	1,805,000	1,958,425
Duke Energy 5.05% 9/15/19	940,000	952,149
Duquense Light Holdings 5.50% 8/15/15	1,076,000	985,102
Edison Mission Energy
*7.00% 5/15/17	1,240,000	1,041,600
7.20% 5/15/19	723,000	589,245
7.50% 6/15/13	445,000	419,413
Elwood Energy 8.159% 7/5/26	993,642	880,241
#Enel Finance International 144A 3.875% 10/7/14	2,515,000	2,508,210
Energy Future Holdings 10.875% 11/1/17	789,000	599,640
Illinois Power 9.75% 11/15/18	6,670,000	8,387,004
Indiana Michigan Power 7.00% 3/15/19	1,975,000	2,280,015
Midamerican Funding 6.75% 3/1/11	20,000	21,198
Mirant Americas Generation 8.50% 10/1/21	1,541,000	1,348,375
wMirant Mid Atlantic Pass Through Trust Class A 8.625% 6/30/12	316,184	321,717
Mirant North America 7.375% 12/31/13	206,000	206,000
NRG Energy
*7.25% 2/1/14	889,000	875,665
7.375% 2/1/16	3,871,000	3,754,870
7.375% 1/15/17	579,000	561,630
Orion Power Holdings 12.00% 5/1/10	771,000	801,840
Pennsylvania Electric 5.20% 4/1/20	2,520,000	2,517,160
PPL Electric Utilities 7.125% 11/30/13	1,130,000	1,298,993
•Puget Sound Energy 6.974% 6/1/67	1,279,000	1,030,284
*RRI Energy 7.625% 6/15/14	428,000	422,115
*Texas Competitive Electric Holdings 10.25% 11/1/15	1,981,000	1,436,225
		43,360,164
Energy – 6.36%
#Arch Coal 144A 8.75% 8/1/16	635,000	657,225
Berry Petroleum 10.25% 6/1/14	1,025,000	1,099,313
#Cenovus Energy 144A 5.70% 10/15/19	2,790,000	2,866,281
Chesapeake Energy
6.50% 8/15/17	1,390,000	1,282,275
6.625% 1/15/16	948,000	900,600
7.00% 8/15/14	17,000	16,533
7.25% 12/15/18	141,000	133,950
*9.50% 2/15/15	2,547,000	2,693,453
CITIC Resources Finance 6.75% 5/15/14	1,270,000	1,219,200
Complete Production Services 8.00% 12/15/16	376,000	344,040
Copano Energy 7.75% 6/1/18	810,000	773,550
Denbury Resources
*7.50% 4/1/13	232,000	233,160
9.75% 3/1/16	599,000	639,433
Dynergy Holdings 7.75% 6/1/19	1,818,000	1,558,935
*Enbridge Energy Partners 9.875% 3/1/19	3,055,000	3,800,157
Energy Transfer Partners
*5.65% 8/1/12	970,000	1,023,561
9.70% 3/15/19	3,485,000	4,320,730
Enterprise Products Operating
6.30% 9/15/17	1,485,000	1,601,981
•8.375% 8/1/66	385,000	360,429
9.75% 1/31/14	1,960,000	2,368,623
Forest Oil 7.25% 6/15/19	922,000	866,680
#Gaz Capital 144A
7.288% 8/16/37	669,000	628,860
9.25% 4/23/19	1,506,000	1,685,967
Geophysique-Veritas
7.50% 5/15/15	91,000	91,000
7.75% 5/15/17	997,000	994,508

#Geophysique-Veritas 144A 9.50% 5/15/16		290,000	308,125
#Helix Energy Solutions Group 144A 9.50% 1/15/16		1,664,000	1,672,320
#Hilcorp Energy I 144A
7.75% 11/1/15		545,000	517,750
9.00% 6/1/16		692,000	690,270
#Holly 144A 9.875% 6/15/17		705,000	724,388
International Coal Group 10.25% 7/15/14		821,000	751,215
KCS Energy 7.125% 4/1/12		19,000	18,905
*Key Energy Services 8.375% 12/1/14		1,318,000	1,258,690
Kinder Morgan Energy Partners
*6.85% 2/15/20		3,265,000	3,572,847
9.00% 2/1/19		820,000	995,189
Mariner Energy 8.00% 5/15/17		1,032,000	949,440
MarkWest Energy Partners 8.75% 4/15/18		587,000	587,000
Nexen 7.50% 7/30/39		4,100,000	4,478,548
Noble Energy 8.25% 3/1/19		2,990,000	3,615,472
OPTI Canada
7.875% 12/15/14		736,000	566,720
8.25% 12/15/14		1,400,000	1,092,000
Petrobras International Finance 7.875% 3/15/19		1,324,000	1,534,185
PetroHawk Energy
*7.875% 6/1/15		480,000	475,200
9.125% 7/15/13		1,378,000	1,422,785
#PetroHawk Energy 144A 10.50% 8/1/14		332,000	358,560
Petroleum Development 12.00% 2/15/18		852,000	843,480
Plains All American Pipeline 5.75% 1/15/20		4,920,000	4,967,615
Plains Exploration & Production 8.625% 10/15/19		500,000	508,750
#Power Sector Assets & Liabilities Management 144A 7.25% 5/27/19		1,100,000	1,177,000
Quicksilver Resources 11.75% 1/1/16		1,347,000	1,491,803
Range Resources 8.00% 5/15/19		1,027,000	1,057,810
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		425,000	442,449
Regency Energy Partners 8.375% 12/15/13		405,000	411,075
#Regency Energy Partners 144A 9.375% 6/1/16		593,000	619,685
#SandRidge Energy 144A 9.875% 5/15/16		1,679,000	1,758,753
Talisman Energy 7.75% 6/1/19		3,345,000	3,940,042
•TransCanada Pipelines 6.35% 5/15/67		2,470,000	2,167,200
Weatherford International
4.95% 10/15/13		270,000	281,031
5.15% 3/15/13		585,000	614,964
*5.95% 6/15/12		1,615,000	1,732,887
9.625% 3/1/19		1,325,000	1,661,391
Williams 7.50% 1/15/31		415,000	425,006
			81,850,994
Finance Companies – 2.43%
Capital One Bank USA 8.80% 7/15/19		3,850,000	4,457,980
Cardtronics 9.25% 8/15/13		1,759,000	1,780,988
FTI Consulting
7.625% 6/15/13		647,000	648,618
7.75% 10/1/16		340,000	340,000
General Electric Capital
•1.91% 2/2/11	NOK	7,500,000	1,263,093
@5.125% 1/28/14	SEK	7,400,000	1,072,891
6.00% 8/7/19	USD	8,810,000	8,953,725
6.75% 3/15/32		190,000	194,539
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	794,510
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	339,900
International Lease Finance
5.25% 1/10/13		695,000	560,543
5.35% 3/1/12		933,000	793,512
5.55% 9/5/12		1,487,000	1,215,782
5.625% 9/20/13		2,910,000	2,218,936
5.875% 5/1/13		455,000	358,146
6.375% 3/25/13		1,235,000	991,143
6.625% 11/15/13		2,165,000	1,718,118
@#Nuveen Investments 144A 10.50% 11/15/15		3,128,000	2,721,360
TNB Capital 5.25% 5/5/15		895,000	897,859
			31,321,643
Industrials – 0.10%
*Sally Holdings 10.50% 11/15/16		1,168,000	1,223,480
			1,223,480
Insurance – 1.21%
•Chubb 6.375% 3/29/67		1,865,000	1,706,475
MetLife 6.75% 6/1/16		1,900,000	2,123,290
•#MetLife Capital Trust X 144A 9.25% 4/8/38		4,420,000	4,608,638
@‡w#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49		600,000	1,950
UnitedHealth Group
5.50% 11/15/12		1,561,000	1,672,766
5.80% 3/15/36		1,197,000	1,164,633
WellPoint
5.00% 1/15/11		1,101,000	1,135,091
6.00% 2/15/14		1,790,000	1,928,526
7.00% 2/15/19		1,040,000	1,184,301
			15,525,670

Natural Gas – 0.43%
AmeriGas Partners 7.125% 5/20/16		512,000	494,080
Dynegy Holdings 8.375% 5/1/16		205,000	192,700
El Paso
6.875% 6/15/14		192,000	189,120
7.00% 6/15/17		1,273,000	1,253,905
7.25% 6/1/18		126,000	124,562
8.25% 2/15/16		210,000	216,300
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		354,000	363,390
Enterprise Products Operating 6.125% 10/15/39		1,465,000	1,485,260
Inergy Finance
*6.875% 12/15/14		475,000	456,000
8.25% 3/1/16		376,000	379,760
#Inergy Finance 144A 8.75% 3/1/15		308,000	318,010
			5,473,087
Real Estate – 0.48%
Developers Diversified Realty
5.375% 10/15/12		1,195,000	1,120,981
9.625% 3/15/16		865,000	868,743
*#Host Hotels & Resorts 144A 9.00% 5/15/17		1,084,000	1,154,460
Kimco Realty 6.875% 10/1/19		1,445,000	1,480,545
Regency Centers 5.875% 6/15/17		550,000	517,748
•#USB Realty 144A 6.091% 12/22/49		800,000	560,000
Ventas Realty 6.50% 6/1/16		490,000	477,750
			6,180,227
Technology – 1.29%
Avago Technologies Finance 10.125% 12/1/13		650,000	687,375
*First Data 9.875% 9/24/15		5,941,000	5,517,704
*Freescale Semiconductor 8.875% 12/15/14		6,750,000	5,197,500
Sungard Data Systems
*9.125% 8/15/13		930,000	943,950
10.25% 8/15/15		1,553,000	1,591,825
#Unisys 144A 12.75% 10/15/14		828,000	881,820
Xerox 8.25% 5/15/14		1,615,000	1,837,539
			16,657,713
Transportation – 1.09%
#Ashtead Capital 144A 9.00% 8/15/16		615,000	593,475
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	72,375
Avis Budget Car Rental
7.625% 5/15/14		1,440,000	1,303,200
*7.75% 5/15/16		950,000	831,250
CSX
5.75% 3/15/13		1,000,000	1,067,164
6.25% 3/15/18		4,175,000	4,535,252
Delta Air Lines 7.92% 11/18/10		623,000	604,310
Hertz
8.875% 1/1/14		1,244,000	1,262,660
*10.50% 1/1/16		836,000	873,620
Kansas City Southern de Mexico 9.375% 5/1/12		2,180,000	2,223,936
#Kansas City Southern de Mexico 144A 12.50% 4/1/16		595,000	660,450
@‡Northwest Airlines 10.00% 2/1/10		145,000	464
			14,028,156
Total Corporate Bonds (cost $729,436,758)			786,018,172
Foreign Agencies – 1.40%Δ
Germany – 0.51%
KFW
4.875% 6/17/19		2,705,000	2,947,189
5.50% 6/5/14	AUD	2,815,000	2,441,626
6.00% 2/14/12	RUB	40,950,000	1,260,235
			6,649,050
Malaysia – 0.12%
#Petronas Capital 144A 5.25% 8/12/19	USD	1,483,000	1,510,428
			1,510,428
Netherlands – 0.20%
#Majapahit Holding 144A 8.00% 8/7/19		2,429,000	2,605,103
			2,605,103
Republic of Korea – 0.57%
Export-Import Bank of Korea 5.875% 1/14/15		3,440,000	3,634,845
#Industrial Bank of Korea 144A 7.125% 4/23/14		714,000	785,083
*Korea Development Bank 5.30% 1/17/13		1,500,000	1,560,753
*#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		1,304,000	1,318,313
			7,298,994
Total Foreign Agencies (cost $17,106,568)			18,063,575

Municipal Bonds – 0.67%
California State 7.55% 4/1/39		4,895,000	5,481,960
North Texas Tollway Authority Series A 6.00% 1/1/20		1,025,000	1,163,959
Oregon State Taxable Pension 1st Subordinate 5.892% 6/1/27		5,000	5,384
•Puerto Rico Sales Tax Financing 1st Subordinate Class B 5.00% 8/1/39		1,875,000	1,954,706
Total Municipal Bonds (cost $7,970,786)			8,606,009

Non-Agency Asset-Backed Securities – 3.08%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.44% 12/16/13	2,460,000	2,475,515
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	1,220,000	1,238,180
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	713,206	726,632
Series 2008-1 A3A 3.86% 8/15/12	1,000,000	1,023,307
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	750,000	826,533
Series 2008-A3 A3 5.05% 2/15/16	1,000,000	1,078,633
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	173,170	176,809
Series 2008-A A3 4.94% 4/25/14	2,010,000	2,031,798
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	592,335	519,840
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	1,255,000	1,310,479
Series 2005-A10 A10 4.65% 12/17/12	1,270,000	1,320,122
•Series 2008-A6 A 1.44% 5/15/15	3,000,000	3,047,395
Series 2008-A9 A9 4.26% 5/15/13	840,000	879,090
Citibank Credit Card Issuance Trust
Series 2000-A3 A3 5.45% 5/10/13	1,210,000	1,287,138
Series 2007-A3 A3 6.15% 6/15/39	1,797,000	2,065,604
Citicorp Residential Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,071,859
Series 2006-3 A6 5.703% 11/25/36	1,910,000	1,576,557
CNH Equipment Trust
•Series 2007-B A3B 0.84% 10/17/11	114,341	114,355
Series 2008-A A4A 4.93% 8/15/14	755,000	782,947
Series 2008-A3 4.12% 5/15/12	460,189	466,766
Series 2008-B A3A 4.78% 7/16/12	775,000	792,483
@Countrywide Asset-Backed Certificates
Series 2006-13 1AF3 5.944% 1/25/37	20,000	9,900
Series 2006-S1 A2 2006-S1 A2 5.549% 8/25/21	10,595	8,268
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	1,025,000	1,058,018
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,800,000	1,943,160
Series 2008-A4 A4 5.65% 12/15/15	530,000	581,869
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,415,000	2,278,772
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.794% 9/15/14	1,355,000	1,355,000
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	2,035,000	2,035,000
•#Golden Credit Card Trust Series 2008-3 A 144A 1.245% 7/15/17	1,200,000	1,168,406
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	333,115	343,101
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	180,958	185,037
Series 2008-A A3 4.93% 12/17/12	900,000	937,260
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	945,000	958,699
•MBNA Credit Card Master Note Trust Series 2005-A4 0.28% 11/15/12	720,000	717,163
Mid-State Trust
Series 11 A1 4.864% 7/15/38	15,336	13,082
Series 2005-1 A 5.745% 1/15/40	167,973	112,044
#Series 2006-1 A 144A 5.787% 10/15/40	202,539	182,631
•Residential Asset Securities Series 2006-KS3 AI3 0.414% 4/25/36	86,131	68,991
∏Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	33,137	26,631
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	830,000	852,758
Total Non-Agency Asset-Backed Securities (cost $39,238,419)		39,647,832

Non-Agency Collateralized Mortgage Obligations – 3.53%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	70,064	56,219
•ARM Trust Series 2005-10 3A11 5.399% 1/25/36	959,177	809,664
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	846,196	825,041
Series 2004-2 1A1 6.00% 3/25/34	111,674	107,766
Series 2004-10 1CB1 6.00% 11/25/34	64,099	51,600
Series 2004-11 1CB1 6.00% 12/25/34	3,921	3,117
Series 2005-1 2A1 5.50% 2/25/20	510,421	504,040
Series 2005-3 2A1 5.50% 4/25/20	68,299	60,957
Series 2005-5 2CB1 6.00% 6/25/35	234,362	155,851
Series 2005-6 7A1 5.50% 7/25/20	434,566	398,715
Series 2005-9 5A1 5.50% 10/25/20	739,656	678,634
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	2,164,551	1,982,594
Series 2006-5 2A10 5.75% 9/25/36	1,850,000	1,380,797
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33	34	22
Series 2005-9 2A1 4.75% 10/25/20	538,214	531,991
•Series 2005-I 4A1 5.253% 10/25/35	27,642	24,440
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	394,611	397,941
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	1,490,000	757,717
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	200,000	150,556
Series 2006-4 3A1 5.50% 8/25/21	1,140,398	1,091,931
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.073% 8/25/34	751,753	742,541
Series 2007-AR8 1A3A 5.817% 8/25/37	1,671,111	919,773

Countrywide Alternative Loan Trust Series 2004-28CB 6A1 6.00% 1/25/35	837,199	657,201
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.101% 5/25/33	407	327
@•Series 2004-HYB4 M 3.936% 9/20/34	385,063	220,256
Series 2005-23 A1 5.50% 11/25/35	2,263,239	2,072,986
Series 2006-1 A2 6.00% 3/25/36	597,299	468,880
@Series 2006-17 A5 6.00% 12/25/36	288,915	251,416
•Series 2006-HYB1 3A1 5.20% 3/20/36	873,353	495,526
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	79,240	77,655
Series 2004-1 3A1 7.00% 2/25/34	37,060	32,984
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	1,088	1,084
•Series 2004-AR5 4A1 5.705% 10/25/34	67,555	58,855
•Series 2007-AR2 1A1 5.845% 8/25/37	1,132,085	806,330
•Series 2007-AR3 2A2 6.298% 11/25/37	2,626,202	1,719,451
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.163% 5/25/35	1,588,402	1,261,720
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	226,296	191,678
Series 2005-RP1 1A4 8.50% 1/25/35	177,892	154,827
Series 2006-RP1 1A2 7.50% 1/25/36	275,215	213,992
•GSR Mortgage Loan Trust
Series 2005-AR6 2A1 3.936% 9/25/35	113,106	104,600
Series 2006-AR1 3A1 5.346% 1/25/36	491,875	368,205
JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.855% 12/25/34	787,383	650,985
•Series 2005-A1 4A1 4.768% 2/25/35	133,390	125,996
•Series 2005-A2 5A1 4.326% 4/25/35	79,213	72,020
•Series 2005-A4 1A1 5.385% 7/25/35	784,087	687,426
•Series 2005-A6 1A2 5.147% 9/25/35	1,060,000	734,050
•Series 2005-A8 2A1 4.949% 11/25/35	1,629,512	1,458,451
•Series 2006-A2 3A3 5.675% 4/25/36	495,000	327,502
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	360,928	334,846
Series 2006-1 3A3 5.50% 2/25/36	47,251	36,850
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.685% 12/25/33	1,261	1,121
Series 2005-6 7A1 5.331% 6/25/35	494,021	381,116
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	37,694	37,223
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	338,171	283,617
Series 2005-2 1A4 8.00% 5/25/35	211,635	189,726
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	140,126	100,890
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	5,837	5,691
•Residential Accredit Loans Series 2004-QA6 NB1 5.585% 12/26/34	3,666	1,546
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	15,500	15,518
Series 2004-SL4 A3 6.50% 7/25/32	102,522	100,344
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	133,709	98,864
•Series 2006-5 5A4 5.495% 6/25/36	100,898	24,133
Structured Asset Securities
•Series 2002-22H 1A 6.94% 11/25/32	1,050	995
Series 2004-12H 1A 6.00% 5/25/34	289,548	270,385
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	162,282	106,295
Series 2005-9 3CB 5.50% 10/25/20	207,305	157,033
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34	198,446	189,516
Series 2004-CB3 4A 6.00% 10/25/19	196,468	179,769
•Series 2006-AR10 1A1 5.922% 9/25/36	870,427	649,849
Series 2006-AR14 2A1 5.751% 11/25/36	2,671,399	1,813,160
•Series 2007-HY1 1A1 5.672% 2/25/37	1,906,717	1,216,880
•Series 2007-HY3 4A1 5.319% 3/25/37	2,741,346	2,152,938
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-E A2 4.50% 5/25/34	27,627	26,561
•Series 2004-EE 2A1 3.169% 12/25/34	334,422	322,346
•Series 2004-O A1 4.862% 8/25/34	2,980,170	2,880,580
•Series 2004-T A1 3.309% 9/25/34	49,239	47,578
Series 2005-12 1A7 5.50% 11/25/35	398,833	337,388
•Series 2005-AR2 2A1 4.406% 3/25/35	79,789	70,929
•Series 2005-AR16 2A1 4.25% 10/25/35	8,619	7,466
•Series 2005-AR16 6A4 5.00% 10/25/35	1,409,423	580,740
Series 2006-1 A3 5.00% 3/25/21	531,872	488,492
Series 2006-2 3A1 5.75% 3/25/36	1,232,207	1,078,181
Series 2006-3 A11 5.50% 3/25/36	2,555,000	1,937,068
Series 2006-4 2A3 5.75% 4/25/36	404,200	143,491
Series 2006-7 2A1 6.00% 6/25/36	175,177	153,280
Series 2006-AR5 2A1 5.54% 4/25/36	566,734	445,794
•Series 2006-AR6 7A1 5.113% 3/25/36	1,000,173	898,217
•Series 2006-AR10 5A1 5.591% 7/25/36	980,840	735,946
•Series 2006-AR18 2A2 5.72% 11/25/36	798,299	208,680
•Series 2006-AR19 A1 5.648% 12/25/36	1,050,156	788,883
•Series 2007-8 2A6 5.54% 7/25/37	400,000	279,562
Series 2007-13 A7 5.113% 9/25/37	936,584	800,779
Total Non-Agency Collateralized Mortgage Obligations (cost $54,239,104)		45,426,576

Regional Agencies – 0.13%Δ
Australia – 0.13%
New South Wales Treasury 6.00% 5/1/12	AUD	1,099,000	988,848
Queensland Treasury 6.00% 8/14/13	AUD	712,000	640,725
Total Regional Agencies (cost $1,567,590)			1,629,573

Regional Authorities – 0.31%Δ
Canada – 0.31%
Province of Ontario Canada
4.00% 10/7/19	USD	2,135,000	2,137,796
4.40% 6/2/19	CAD	1,890,000	1,833,146
Total Regional Authorities (cost $3,934,014)			3,970,942

«Senior Secured Loans – 4.31%
Allied Barton 6.75% 6/22/10	USD	728,316	736,510
Alltran Term Tranche Loan 3.00% 8/7/14		374,348	328,024
Anchor Glass 6.75% 6/20/14		951,906	947,942
Aramark
2.025% 1/26/14		35,556	33,253
Term Tranche Loan B 2.473% 1/26/14		541,894	506,793
Ashland Term Tranche Loan 7.65% 5/20/14		710,696	728,022
Avis Car Rental 4.23% 4/19/12		1,110,000	1,042,168
Bausch & Lomb
Term Tranche Loan B 3.848% 4/11/15		880,023	842,072
Term Tranche Loan DD 3.679% 4/11/15		213,706	204,490
BE Aerospace 5.75% 7/28/14		806,460	810,492
Biomet Term Tranche Loan B 3.283% 3/25/15		805,221	777,734
Building Materials 6.04% 9/15/14		250,000	220,418
Burlington Coat Factory Term Tranche Loan 2.923% 5/28/13		310,000	284,535
Calpine 1st Lien 3.475% 3/29/14		1,154,433	1,060,301
Charter Communications 6.25% 3/6/14		1,553,449	1,468,490
Collective 3.097% 8/15/14		497,462	479,222
Community Health Systems
Term Tranche Loan B 2.612% 7/25/14		918,187	865,487
Term Tranche Loan DD 2.511% 7/25/14		46,842	44,051
Dana Holding Term Tranche Loan B 9.00% 1/30/15		2,496,000	2,239,473
Delta Air Lines 8.75% 9/16/13		620,000	618,193
DirectTV Term Tranche Loan C 5.25% 4/13/13		687,185	689,061
Discovery Communications 5.25% 5/14/14		871,560	887,357
Energy Futures Holdings Term Tranche Loan B 3.754% 10/10/14		3,878,125	3,098,097
First Data Corporation Term Tranche Loan B2 3.034% 9/24/14		498,095	430,167
Flextronics International
Term Tranche Loan A2 2.511% 10/1/14		245,377	220,901
Term Tranche Loan A3 2.511% 10/1/14		286,273	257,718
Term Tranche Loan B 2.847% 10/1/12		437,595	407,922
Ford Motor Term Tranche Loan B 3.493% 12/15/13		7,856,655	7,002,243
Freescale Semiconductor 2.011% 12/1/13		788,481	633,741
General Nutrition Center Term Tranche Loan B 2.716% 9/16/13		420,071	393,817
Georgia Pacific
Term Tranche Loan C 3.597% 12/23/14		63,787	63,688
Term Tranche Loan B1 2.32% 12/20/12		115,522	111,479
Goodyear Tire & Rubber 2nd Lien 2.00% 4/30/14		540,000	505,659
Graham Packaging International
Term Tranche Loan B 2.563% 10/7/11		133,594	130,906
Term Tranche Loan C 3.265% 5/16/14		1,784,148	1,741,274
Term Tranche Loan C 6.75% 4/5/14		1,340,004	1,344,788
Harrahs 12.375% 12/31/16		1,355,000	1,348,224
Harrahs Operating 9.50% 10/31/16		505,000	500,266
HCA 2.848% 11/18/13		1,165,187	1,102,873
HealthSouth Term Tranche Loan B 2.50% 3/10/13		1,049,567	1,012,339
Huntsman Term Tranche Loan C 2.496% 6/23/16		515,000	479,594
Intelsat
Term Tranche Loan A3 2.753% 9/30/10		431,034	420,259
Term Tranche Loan BA 2.753% 1/3/14		297,474	284,088
Term Tranche Loan BB 2.753% 1/3/14		297,479	284,093
Term Tranche Loan BC 2.753% 1/3/14		297,474	284,088
Knology 2.511% 6/30/12		533,639	514,628
Level 3 Communications
Term Tranche Loan A 2.683% 3/13/14		415,000	369,053
Term Tranche Loan B 11.50% 3/13/14		400,000	425,064
Levi Strauss Term Tranche Loan B 2.496% 3/27/14		240,000	221,700
MacDermid Term Tranche Loan B 2.261% 4/12/14		786,757	668,744
Mediacom Illinois 5.50% 3/31/17		250,000	250,750
Nalco Holding Term Tranche Loan 5.90% 5/6/16		872,813	892,451
Nielsen Finance Term Tranche Loan B 4.05% 5/9/16		250,000	236,328
NTELOS Holdings 5.75% 12/30/16		250,000	251,485
Nuveen Investment
2nd Lien 12.50% 7/9/15		620,000	622,065
Term Tranche Loan B 3.496% 11/13/14		372,041	322,188

OSI Restaurant 2.53% 6/13/14		495,000	420,503
Pinnacle Foods Finance 3.009% 4/2/14		248,728	234,232
Rental Service 2nd Lien 4.074% 10/7/13		555,000	493,259
Rite Aid 9.50% 6/5/15		615,000	645,240
Select Medical Term Tranche Loan B 4.173% 2/24/12		1,246,745	1,215,576
Solutia 7.25% 2/28/14		749,367	761,548
Sungard Data Systems 6.75% 2/28/14		1,172,163	1,183,885
Supervalu 1.511% 6/2/12		347,297	333,281
Talecris
3.964% 12/6/13		250,000	246,041
2nd Lien 6.96% 12/6/14		1,120,000	1,102,735
Telesat Canada
3.27% 10/31/14		69,863	67,340
Term Tranche Loan B 3.27% 10/31/14		813,398	784,026
Toys R US 4.565% 7/19/12		470,000	452,960
TRW Automotive Holdings 6.59% 2/10/14		250,000	250,000
Univision Communications 2.511% 9/29/14		3,155,000	2,678,531
Visant Holdings Term Tranche Loan C 2.322% 1/21/11		250,000	248,906
Wrigley 6.50% 7/17/14		1,749,801	1,783,335
Total Senior Secured Loans (cost $49,539,733)			55,548,166

Sovereign Agency – 0.13%Δ
Brazil – 0.13%
#Banco Nacional de Desenvolvime Economico e Social 144A 6.50% 6/10/19		1,620,000	1,729,350
Total Sovereign Agency (cost $1,614,589)			1,729,350

Sovereign Debt – 2.77%Δ
Brazil – 0.95%
Federal Republic of Brazil
8.50% 9/24/12	EUR	3,337,000	5,588,249
*12.50% 1/5/16	BRL	6,934,000	4,319,194
12.50% 1/5/22	BRL	3,660,000	2,282,916
			12,190,359
Colombia – 0.26%
Republic of Colombia 7.375% 3/18/19	USD	2,894,000	3,323,759
			3,323,759
Indonesia – 0.32%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	36,531,000,000	4,067,141
			4,067,141
Mexico – 0.61%
Mexican Government
7.25% 12/15/16	MXN	9,316,000	672,903
10.00% 11/20/36	MXN	82,827,300	6,975,609
Mexican United States 5.95% 3/19/19	USD	262,000	276,410
			7,924,922
Republic of Korea – 0.10%
Government of South Korea 4.25% 12/7/21	EUR	969,000	1,306,186
			1,306,186
Russia – 0.08%
Russian Government 7.50% 3/31/30	USD	966,720	1,059,138
			1,059,138
Turkey – 0.45%
Republic of Turkey
*7.375% 2/5/25		2,084,000	2,274,269
7.50% 7/14/17		748,000	828,410
7.50% 11/7/19		2,442,000	2,704,515
			5,807,194
Total Sovereign Debt (cost $33,187,240)			35,678,699

Supranational Banks – 1.95%
European Investment Bank
*3.125% 6/4/14		790,000	809,313
6.00% 8/14/13	AUD	505,000	450,688
6.125% 1/23/17	AUD	470,000	413,957
6.25% 4/15/14	GBP	1,140,000	2,077,596
7.00% 1/18/12	NZD	4,034,000	3,056,954
^10.902% 3/30/16	TRY	3,940,000	1,350,986
11.25% 2/14/13	BRL	4,800,000	2,794,569
#European Investment Bank 144A 4.00% 5/15/14	NOK	5,480,000	956,433
Inter-American Development Bank
5.75% 6/15/11	AUD	2,822,000	2,526,606
7.25% 5/24/12	NZD	1,343,000	1,028,474
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	2,643,000	1,890,606
8.75% 6/15/12	BRL	2,380,000	1,322,344
10.00% 4/5/12	RUB	79,700,000	2,658,755
International Finance 5.75% 6/24/14	AUD	4,262,000	3,742,372
Total Supranational Banks (cost $23,413,323)			25,079,653

U.S. Treasury Obligations – 1.11%
U.S. Treasury Bonds 4.25% 5/15/39	USD	2,795,000	2,892,389
U.S. Treasury Notes
3.00% 9/30/16		725,000	728,115
¥*3.625% 8/15/19		10,475,000	10,754,882
Total U.S. Treasury Obligations (cost $14,182,469)			14,375,386

		Number of
		Shares
Common Stock – 0.14%
=†Adelphia Recovery Trust Series Arahova		1	0
Blackstone Group		25,000	354,999
†Century Communications		2,500,000	0
†Delta Air Lines		12	108
*†DIRECTV Group		9,250	255,115
†Flextronics International		29,800	222,308
†GeoEye		7,600	203,680
†Leap Wireless International		8,050	157,378
†MetroPCS Communications		17,800	166,608
*†Mirant		116	1,906
†Mobile Mini		18,836	326,993
∏=†Port Townsend		685	7
†Talecris Biotherapeutics		3,800	72,200
Total Common Stock (cost $2,065,184)			1,761,302

Convertible Preferred Stock – 0.38%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		50,300	2,728,775
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		1,300	1,339,325
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		5,765	870,342
Total Convertible Preferred Stock (cost $4,353,816)			4,938,442

Preferred Stock – 0.19%
*•PNC Funding 8.25%		2,580,000	2,459,625
=Port Townsend		137	0
Total Preferred Stock (cost $2,357,739)			2,459,625

Warrant – 0.00%
=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠Discount Notes – 6.18%
Fannie Mae 0.04% 10/14/09	USD	47,842,955	47,842,210
Federal Home Loan Bank
0.001% 10/1/09		19,110,236	19,110,237
0.01% 10/9/09		3,787,678	3,787,666
0.03% 10/28/09		1,266,978	1,266,964
0.04% 10/30/09		7,575,355	7,575,264
Total Discount Notes (cost $79,582,230)			79,582,341

Total Value of Securities Before Securities Lending Collateral – 103.32%
(cost $1,261,385,094)			1,330,309,999

		Number of
		Shares
Securities Lending Collateral** – 5.21%
Mellon GSL DBT II Collateral Fund		37,972,209	37,972,209
BNY Mellon SL DBT II Liquidating Fund		29,478,988	29,131,136
@†Mellon GSL Reinvestment Trust II		1,852,892	185
Total Securities Lending Collateral (cost $69,304,089)			67,103,530

Total Value of Securities – 108.53%
(cost $1,330,689,183)			1,397,413,529 ©
Obligation to Return Securities Lending Collateral** – (5.38%)			(69,304,089)
Liabilities Net of Receivables and Other Assets (See Notes) – (3.15%)			(40,521,182)
Net Assets Applicable to 121,586,391 Shares Outstanding – 100.00%			$1,287,588,258

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ILS – Israeli Shekel
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of September 30, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $222,160,543 which represented 17.25% of the Series’ net assets. See Note 5 in “Notes.”
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $12,210,739, which represented 0.95% of the Series’ net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $145,579, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of restricted securities was $26,638 or 0.00% of the Series’ net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $67,493,281 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts were outstanding at September 30, 2009.

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	4,377,378	USD	(3,817,949)	10/30/09	$34,844
BRL	2,633,041	USD	(1,447,839)	10/30/09	31,563
BRL	12,113,581	USD	(6,648,508)	10/30/09	157,640
CAD	1,550,000	USD	(1,425,287)	10/1/09	22,299
CAD	2,602,751	USD	(2,425,869)	10/30/09	5,039
CAD	7,061,868	USD	(6,591,437)	10/30/09	4,180
COP	14,337,972,000	USD	(7,444,430)	10/30/09	1,256
EUR	(4,932,022)	USD	7,289,430	10/30/09	73,005
GBP	(502,369)	USD	800,576	10/30/09	(2,075)
IDR	43,995,011,000	USD	(4,542,593)	11/30/09	(37,100)
ILS	11,311,475	USD	(2,965,000)	11/20/09	38,012
KRW	15,113,161,133	USD	(12,666,578)	10/30/09	174,376
NOK	37,424,502	USD	(6,392,161)	10/30/09	81,088
NOK	45,087,611	USD	(7,712,030)	10/30/09	86,692
NZD	714,258	USD	(514,051)	10/30/09	671
NZD	(2,718,464)	USD	1,958,653	10/30/09	(378)
PLN	7,268,371	USD	(2,577,437)	10/30/09	(51,579)
PLN	10,549,819	USD	(3,737,757)	10/30/09	(71,552)
SEK	33,422,657	USD	(4,901,833)	10/30/09	(106,617)
SEK	45,666,750	USD	(6,707,659)	10/30/09	(155,758)
TRY	13,275,214	USD	(8,869,063)	12/1/09	(21,893)
					$263,713

Financial Futures Contracts[1]
Contracts	Notional	Notional		Unrealized
to Sell	Cost	Value	Expiration Date	Depreciation
(99) U.S. Treasury 10 yr Notes	$(11,675,370)	$(11,714,484)	12/21/09	$(39,114)

Options Contracts[1]
	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury 10 yr Notes	363	$119,109	$116.5	10/23/09	$(144,284)

Swap Contracts[1]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Macy’s 10 yr CDS	$1,525,000	5.00%	6/20/19	$(101,090)
JPMorgan Securities
Donnelley (R.R.) & Sons 5 yr CDS	5,100,000	5.00%	6/20/14	(843,573)
	6,625,000			(944,663)

Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	1,215,000	5.00%	9/20/14	38,818
	1,215,000			38,818
				$(905,845)

The use of foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series. This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,333,140,575
Aggregate unrealized appreciation	83,134,072
Aggregate unrealized depreciation	(18,861,118)
Net unrealized appreciation	$64,272,954

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $21,350,848 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$-	$260,229,609	$8,395,174	$268,624,783
Common Stock	1,761,295	-	7	1,761,302
Corporate Debt	870,342	865,804,866	2,073,552	868,748,760
Foreign Debt	-	79,187,840	6,963,952	86,151,792
Municipal Bonds	-	8,606,009	-	8,606,009
U.S. Treasury Obligations	14,375,386	-	-	14,375,386
Short-Term	-	79,582,341	-	79,582,341
Securities Lending Collateral	37,972,209	29,131,136	185	67,103,530
Other	-	2,459,625	1	2,459,626
Total	$54,979,232	$1,325,001,426	$17,432,871	$1,397,413,529

Derivatives	$-	$(825,530)	$-	$(825,530)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending
	Securities	Debt	Debt	Collateral	Other	Total
Balance as of 12/31/08	$4,102,837	$5,744,156	$5,935,901	$61,145	$8	$15,844,047
Net purchases, sales, and settlements	3,472,210	358,233	333,379	-	-	4,163,822
Net realized loss	(3,321)	(1,111,962)	(663,198)	-	-	(1,778,481)
Net transfers in and/or out of Level 3	(217,350)	(4,585,927)	(796,247)	-	-	(5,599,524)
Net change in unrealized appreciation/depreciation	1,040,798	1,669,052	2,154,117	(60,960)	-	4,803,007
Balance as of 9/30/09	$8,395,174	$2,073,552	$6,963,952	$185	$8	$17,432,871

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/09	$1,016,497	$162,510	$1,067,696	$(60,960)	$-	$2,185,743

3. Derivatives
The Series applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

Financial Futures Contracts – The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts – During the period ended September 30, 2009, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk.

Transactions in options during the period ended September 30, 2009 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$-
Options written	28,341	57,102
Options bought	981	786,989
Options expired	(20,888)	(20,478)
Options terminated in closing purchase/sold transactions	(8,071)	(560,220)
Options outstanding at September 30, 2009	363	$263,393

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2009, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Series may sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contract. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. As disclosed in the footnotes to the schedule of investments, the aggregate fair value of credit default swaps in a net liability position as of September 30, 2009 was $905,845. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps was $740,000. If a credit event had occurred as of September 30, 2009, the swaps' credit-risk-related contingent features would have been triggered and the Series would have been required to pay $5,410,000 less the value of the contracts' related reference obligations.

CDS may involve greater risks than if the Series had invested in the reference obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

Fair values of derivative instruments as of September 30, 2009 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule		Schedule
	of		of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Currency & Futures)	Receivables and other assets net of liabilities	$710,665	Liabilities net of receivables and other assets	$(446,952)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(39,114)

Options contracts (Options)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(144,284)

Credit contracts (Swaps)	Receivables and other assets net of liabilities	38,818	Liabilities net of receivables and other assets	(944,663)

Total		$749,483		$(1,575,013)

The effect of derivative instruments on the statements of operations for the period ended September 30, 2009 as follows:

			Change in
			Unrealized
			Appreciation
	Location of	Realized	or
	Gain or	Gain or Loss	Depreciation
	Loss on	on	on
	Derivatives	Derivatives	Derivatives
	Recognized	Recognized	Recognized
	in Income	in Income	in Income
Foreign exchange contracts (Currency & Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies and foreign futures contracts	$(11,715,105)	$1,411,456

Interest rate contracts (Futures)	Net realized and unrealized loss on investments and foreign currencies from futures contracts	(6,014,370)	(887,619)

Options contracts (Options)	Net realized and unrealized loss on investments and foreign currencies from options contracts	(6,208,420)	(144,284)

Credit contracts (Swaps)	Net realized and unrealized loss on investments and foreign currencies from swap contracts	(2,230,954)	(1,091,430)

Total		$(26,168,849)	$(711,877)

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $67,493,281, for which the Series received collateral, comprised of non-cash collateral valued at $267,282, and cash collateral of $69,304,089. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

September 30, 2009

	Number of
	Shares	Value
Common Stock – 98.32%
Diversified REITs – 6.15%
*Vornado Realty Trust	250,334	$16,124,021
		16,124,021
Health Care REITs – 14.54%
*HCP	325,000	9,340,500
*Health Care REIT	216,450	9,008,649
LTC Properties	52,000	1,250,080
*Nationwide Health Properties	237,125	7,348,504
*Omega Healthcare Investors	123,602	1,980,104
*Ventas	239,700	9,228,450
		38,156,287
Hotel REITs – 4.10%
*†Gaylord Entertainment	50,175	1,008,518
*Host Hotels & Resorts	641,146	7,546,287
*LaSalle Hotel Properties	112,522	2,212,183
		10,766,988
Industrial REITs – 6.03%
AMB Property	199,555	4,579,787
EastGroup Properties	87,600	3,348,072
First Industrial Realty Trust	35,000	183,750
ProLogis	646,948	7,711,620
		15,823,229
Mall REITs – 14.21%
*CBL & Associates Properties	329,391	3,195,093
*Macerich	142,915	4,334,624
*Simon Property Group	394,376	27,381,496
*Taubman Centers	65,635	2,368,111
		37,279,324
Manufactured Housing REITs – 1.54%
Equity Lifestyle Properties	94,209	4,031,203
		4,031,203
Multifamily REITs – 15.08%
Apartment Investment & Management	104,475	1,541,006
*AvalonBay Communities	89,940	6,541,336
*BRE Properties	72,100	2,256,730
*Camden Property Trust	139,675	5,628,903
*Equity Residential	350,100	10,748,070
*Essex Property Trust	56,166	4,469,690
*Mid-America Apartment Communities	67,550	3,048,532
*Post Properties	79,400	1,429,200
UDR	248,306	3,908,336
		39,571,803
Office REITs – 15.66%
*Alexandria Real Estate Equities	84,750	4,606,163
*Boston Properties	203,600	13,345,979
Brandywine Realty Trust	364,925	4,028,772
*Corporate Office Properties Trust	99,350	3,664,028
*Kilroy Realty	147,900	4,102,746
Mack-Cali Realty	161,975	5,236,652
SL Green Realty	138,893	6,090,458
		41,074,798

Office/Industrial REITs – 3.15%
*Digital Realty Trust	102,575	4,688,704
*Duke Realty	134,945	1,620,689
Liberty Property Trust	60,025	1,952,613
		8,262,006
Self-Storage REITs – 4.34%
*Public Storage	147,725	11,114,829
U-Store-It Trust	44,194	276,213
		11,391,042
Shopping Center REITs – 9.48%
*Federal Realty Investment Trust	96,864	5,944,544
*Kimco Realty	519,125	6,769,390
Kite Realty Group Trust	167,588	698,842
Ramco-Gershenson Properties Trust	134,575	1,200,409
*Regency Centers	68,064	2,521,771
*Tanger Factory Outlet Centers	91,200	3,405,408
*Weingarten Realty Investors	217,150	4,325,628
		24,865,992
Single Tenant REITs – 1.40%
*National Retail Properties	171,150	3,674,591
		3,674,591
Specialty REITs – 2.64%
*Entertainment Properties Trust	118,625	4,049,858
*Jones Lang LaSalle	30,400	1,440,048
*Rayonier	35,186	1,439,459
		6,929,365
Total Common Stock (cost $216,030,811)		257,950,649

	Principal
	Amount
≠Discount Notes – 1.48%
Fannie Mae 0.04% 10/14/09	$2,568,898	2,568,858
Federal Home Loan Bank
0.001% 10/1/09	1,026,112	1,026,112
0.01% 10/9/09	84,881	84,881
0.03% 10/28/09	28,393	28,392
0.04% 10/30/09	169,762	169,760
Total Discount Notes (cost $3,878,002)		3,878,003

Total Value of Securities – 99.80%
(cost $219,908,813)		261,828,652

	Number of
	Shares
Securities Lending Collateral** – 24.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	48,990,800	48,990,800
BNY Mellon SL DBT II Liquidating Fund	15,708,455	15,523,095
@†Mellon GSL Reinvestment Trust II	1,389,278	139
Total Securities Lending Collateral (cost $66,088,533)		64,514,034

Total Value of Securities – 124.39%
(cost $285,997,346)		326,342,686	©
Obligation to Return Securities Lending Collateral** – (25.19%)		(66,088,533)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.80%		2,105,985
Net Assets Applicable to 36,658,178 Shares Outstanding – 100.00%		$262,360,138

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $64,186,394 of securities loaned.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $139, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in Repurchase Agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$388,523,579
Aggregate unrealized appreciation	10,250,669
Aggregate unrealized depreciation	(72,431,562)
Net unrealized depreciation	$(62,180,893)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $59,739,771 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$257,950,649	$-	$-	$257,950,649
Short-Term	-	3,878,003	-	3,878,003
Securities Lending Collateral	48,990,800	15,523,095	139	64,514,034
Total	$306,941,449	$19,401,098	$139	$326,342,686

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$45,846
Net change in unrealized
appreciation/depreciation	(45,707)
Balance as of 9/30/09	$139

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(45,707)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $64,186,394, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with Section 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series’ schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

September 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.13%Δ
Argentina – 3.54%
*@Cresud ADR	689,009	$8,881,326
†Empresa Distribuidora y Comercializadora Norte ADR	200,000	1,560,000
†#Grupo Clarin Class B 144A GDR	209,100	772,394
*†@IRSA Inversiones y Representaciones GDR	315,012	2,614,600
†Petrobras Energia Participaciones ADR	72,593	1,300,138
*†Telecom Argentina ADR	95,000	1,519,050
		16,647,508
Australia – 0.16%
†Alara Resources	119,472	10,541
†Strike Resources	907,648	720,736
		731,277
Brazil – 12.55%
AES Tiete	359,636	3,786,069
Banco Bradesco ADR	123,190	2,450,249
*Braskem ADR	88,199	1,110,425
Centrais Eletricas Brasileiras	1,216,923	18,924,800
*Itau Unibanco Holding ADR	240,477	4,845,601
Petroleo Brasileiro ADR	484,000	19,026,041
Tim Participacoes ADR	103,528	2,546,789
†Triunfo Participacoes e Investmentos	61,000	181,807
*Vale ADR	78,502	1,610,076
*†Votorantim Celulose e Papel ADR	272,283	4,468,164
		58,950,021
China – 12.10%☐
†51job ADR	67,300	941,527
*China Petroleum & Chemical ADR	27,088	2,306,543
China Telecom	6,857,637	3,238,574
China Unicom	3,327,021	4,713,637
*China Unicom ADR	568,192	8,091,054
*China Water Affairs Group	984,866	297,366
First Pacific	2,652,632	1,776,408
†Focus Media Holding ADR	506,176	5,588,183
*†Foxconn International Holdings	1,766,000	1,159,863
*Franshion Properties China	9,558,000	2,713,239
*†Hollysys Automation Technologies	145,100	1,376,999
†@Metallurgical	1,554,000	1,054,715
PetroChina	2,128,000	2,405,326
*PetroChina ADR	40,000	4,550,000
†Real Gold Mining	1,000,000	1,139,355
*†Shanda Games ADR	179,025	2,094,593
*†Sina	98,107	3,724,142
Sinotrans	4,326,332	1,021,573
†Spreadtrum Communications ADR	138,300	632,031
†Tom Group	26,212,004	1,961,673
Travelsky Technology Class H	2,772,961	2,125,340
Yue Yuen Industrial Holdings	1,409,000	3,908,839
		56,820,980
France – 0.43%
*Vallourec	12,042	2,040,379
		2,040,379
Hungary – 0.41%
*OTP Bank	68,336	1,949,646
		1,949,646
India – 2.97%
†Housing Development & Infrastructure	457,310	3,086,735
†@Indiabulls Real Estate GDR	44,628	253,933
†Oil India	19,385	463,173
Reliance Communications	512,870	3,323,690
*#Reliance Industries 144A GDR	71,705	6,596,142
*†Sify Technologies ADR	102,500	225,500
		13,949,173

Indonesia – 2.50%
Gudang Garam	4,842,227	7,480,475
Tambang Batubara Bukit Asam	2,919,097	4,267,420
		11,747,895
Israel – 0.81%
Israel Chemicals	333,516	3,814,899
		3,814,899
Malaysia – 3.13%
Bursa Malaysia	1,032,700	2,437,780
†Eastern & Oriental	4,015,375	1,682,258
Hong Leong Bank	2,376,217	4,510,761
KLCC Property Holdings	1,766,200	1,694,246
Media Prima	1,055,500	491,001
@Oriental Holdings	1,436,600	2,282,953
†UEM Land Holdings	3,557,688	1,603,581
		14,702,580
Mexico – 6.11%
America Movil Series L ADR	136,221	5,970,566
*†Cemex ADR	540,760	6,986,618
Consorcio	2,224,100	1,334,757
†Empresas ICA	1,242,768	2,928,060
Fomento Economico Mexicano ADR	151,629	5,769,483
†Grupo Mexico Series B	1	1
Grupo Televisa ADR	306,600	5,699,694
		28,689,179
Pakistan – 0.13%
*@Oil & Gas Development GDR	48,282	623,441
		623,441
Peru – 1.06%
*Cia de Minas Buenaventura ADR	140,940	4,962,497
		4,962,497
Philippines – 0.46%
†Metro Pacific Investments	11,917,000	826,179
Philippine Long Distance Telephone ADR	25,926	1,332,596
		2,158,775
Poland – 1.16%
Polski Koncern Naftowy Orlen	293,760	3,044,331
Telekomunikacja Polska	434,628	2,392,142
		5,436,473
Republic of Korea – 13.85%
CJ	51,355	2,426,977
D&Shop	279,500	495,331
Daelim Industrial	11,659	716,486
GS Holdings	50,000	1,387,590
Hyundai Elevator	20,899	1,055,164
*†KB Financial Group ADR	186,596	9,604,120
Korea Electric Power	127,730	3,886,727
*Korea Electric Power ADR	478,151	7,287,021
KT	112,200	3,857,620
*LG Display ADR	146,609	2,100,907
Lotte Chilsung Beverage	9	6,158
Lotte Confectionery	3,008	3,165,239
Samsung Electronics	22,930	15,884,361
†SK Communications	107,325	805,508
SK Energy	44,113	4,724,384
SK Holdings	9,171	876,955
SK Telecom	13,785	2,138,345
SK Telecom ADR	265,965	4,641,089
		65,059,982
Russia – 9.07%
†@Chelyabinsk Zink Plant GDR	77,800	202,280
=†@Enel OGK-5 GDR	15,100	39,781
Gazprom ADR	605,610	14,371,126
LUKOIL ADR	26,333	1,444,365
LUKOIL ADR (London International Exchange)	150,000	8,130,000
MMC Norilsk Nickel ADR	97,975	1,214,890
Mobile TeleSystems ADR	69,401	3,349,986
Sberbank	4,008,801	7,977,514
Surgutneftegaz ADR	336,052	2,876,605
=†TGK-5 GDR	6,230	8,964
VTB Bank GDR	774,991	2,975,965
		42,591,476

South Africa – 9.53%
ArcelorMittal Steel South Africa	245,552	3,923,078
†Blue Label Telecoms	130,090	101,148
Gold Fields ADR	340,348	4,689,995
Impala Platinum Holdings	152,575	3,554,870
JD Group	545,025	3,236,335
JSE	162,430	1,340,788
Sasol	121,822	4,580,287
Sasol ADR	73,227	2,791,413
Standard Bank Group	317,616	4,108,167
*Steinhoff International Holdings	418,714	919,822
Sun International	188,959	2,208,840
Telkom	148,490	854,445
Tongaat Hulett	240,987	3,015,947
†Vodacom Group	1,261,531	9,430,831
		44,755,966
Taiwan – 6.44%
Cathay Financial Holding	2,027,747	3,384,332
Evergreen Marine	5,532,000	3,198,687
Formosa Chemicals & Fibre	2,322,990	4,486,976
MediaTek	678	11,353
President Chain Store	1,660,320	4,089,176
*Siliconware Precision Industries ADR	101,000	725,180
Taiwan Semiconductor Manufacturing	2,335,865	4,708,965
United Microelectronics	7,517,461	3,700,579
*†United Microelectronics ADR	628,254	2,387,365
Walsin Lihwa	10,268,100	3,546,257
		30,238,870
Thailand – 2.64%
Bangkok Bank-Foreign	717,191	2,640,362
@PTT Exploration & Production -Foreign	580,023	2,508,630
Siam Cement NVDR	1,088,634	7,233,665
		12,382,657
Turkey – 3.88%
†Alarko Gayrimenkul Yatirim Ortakligi	56,976	541,293
Alarko Holding	1,133,310	3,115,524
Haci Omer Sabanci Holding	1	2
†Turk Sise ve Cam Fabrikalari	1,855,224	1,975,039
Turkcell Iletisim Hizmet	414,125	2,957,737
Turkcell Iletisim Hizmet ADR	164,190	2,934,075
Turkiye Is Bankasi Class C	1,179,603	4,609,842
*Yazicilar Holding Class A	347,478	2,107,133
		18,240,645
United Kingdom – 1.18%
Anglo American	85,826	2,732,628
Anglo American ADR	104,315	1,656,522
@Griffin Mining	1,846,472	1,062,205
Mwana Africa	470,093	92,020
		5,543,375
United States – 0.02%
†Talecris Biotherapeutics Holdings	4,900	93,100
		93,100
Total Common Stock (cost $480,037,409)		442,130,794

PREFERRED STOCK – 5.24%Δ
Brazil – 2.58%
†Braskem Class A	324,568	2,051,967
@Jereissati Participacoes 2.20%	1,228,595	554,811
Vale Class A 2.66%	461,280	9,535,195
		12,141,973
Republic of Korea – 1.88%
CJ 10.473%	31,500	607,777
CJ Cheiljedang 1.70%	17,300	886,689
Hyundai Motor 6.96%	76,342	2,653,963
Samsung Electronics 1.17%	11,195	4,691,148
		8,839,577

Russia – 0.78%
@AK Transneft 0.85%	4,387	3,641,210
		3,641,210
Total Preferred Stock (cost $23,267,309)		24,622,760

Participation Notes – 0.06%Δ
India – 0.06%
=†#@Lehman Indian Oil CW-12 LEPO 144A	100,339	85,825
=†#Lehman Oil & Natural Gas CW-12 LEPO 144A	146,971	216,508
Total Participation Notes (cost $4,952,197)		302,333

	Principal
	Amount
	(U.S. $)
Discount Note – 0.09%
Federal Home Loan Bank
0.01% 10/9/09	$120,240	120,239
0.03% 10/28/09	40,220	40,220
0.04% 10/30/09	240,480	240,477
Total Discount Note (cost $400,931)		400,936

Total Value of Securities Before Securities Lending Collateral – 99.52%
(cost $508,657,846)		467,456,823

	Number of
	Shares
Securities Lending Collateral** – 5.27%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,163,885	13,163,885
BNY Mellon SL DBT II Liquidating Fund	11,710,839	11,572,651
†@Mellon GSL Reinvestment Trust II	521,138	52
Total Securities Lending Collateral (cost $25,395,862)		24,736,588

Total Value of Securities – 104.79%
(cost $534,053,708)		492,193,411	©
Obligation to Return Securities Lending Collateral** – (5.41%)		(25,395,862)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.62%		2,924,656
Net Assets Applicable to 27,184,695 Shares Outstanding – 100.00%		$469,722,205

ΔSecurities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $351,078, which represented 0.07% of the Series' net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $7,670,869, which represented 1.63% of the Series’ net assets. See Note 5 in "Notes."
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $23,805,762 which represented 5.07% of the Series’ net assets. See Note 5 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©Includes $24,481,523 of securities loaned.
*Fully or partially on loan.
**See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1

Contracts to					Unrealized
Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
TRY	(1,971,822)	USD	1,322,927	10/1/09	$(5,415)
ZAR	22,614	USD	(3,065)	10/1/09	(55)
					$(5,470)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$534,957,875
Aggregate unrealized appreciation	59,544,857
Aggregate unrealized depreciation	(102,309,321)
Net unrealized depreciation	$(42,764,464)

The Series applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$440,686,213	$1,395,836	$48,745	$442,130,794
Short-Term	-	400,936	-	400,936
Securities Lending Collateral	13,163,885	11,572,651	52	24,736,588
Other	24,622,760	-	302,333	24,925,093
Total	$478,472,858	$13,369,423	$351,130	$492,193,411

Derivatives	$-	$(5,470)	$-	$(5,470)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Common Stock	Other	Total
Balance as of 12/31/08	$17,198	$28,830	$1,940,711	$1,986,739
Net purchases, sales, and settlements	-	34,121	-	34,121
Net change in unrealized
appreciation/depreciation	(17,146)	(14,206)	(1,638,378)	(1,669,730)
Balance as of 9/30/09	$52	$48,745	$302,333	$351,130

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$(17,146)	$(14,206)	$(1,638,378)	$(1,669,730)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the value of securities on loan was $24,481,523, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Series. As a result, a Special Meeting of Shareholders (Meeting) of the Series has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Series (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Series will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Events
Effective June 30, 2009, the Series adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Series' schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Series’ schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: